Oppenheimer
Gold & Special Minerals Fund

Prospectus dated August 23, 2002

                                                              Oppenheimer Gold & Special Minerals Fund is a mutual
                                                              fund that seeks capital appreciation to make your
                                                              investment grow. The Fund invests mainly in stocks of
                                                              companies that mine, process or distribute gold or
                                                              other metals or minerals.
                                                                   This Prospectus contains important information
                                                              about the Fund's objective, its investment policies,
                                                              strategies and risks. It also contains important
                                                              information about how to buy and sell shares of the
                                                              Fund and other account features. Please read this
                                                              Prospectus carefully before you invest and keep it
                                                              for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

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CONTENTS

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                             ABOUT THE FUND

                             The Fund's Investment Objective and Strategies
                             Main Risks of Investing in the Fund
                             The Fund's Past Performance
                             Fees and Expenses of the Fund
                             About the Fund's Investments
                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares
                             Class N Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Web Site
                             Automatic Withdrawal and Exchange Plans
                             Reinvestment Privilege
                             Retirement Plans

                             How to Sell Shares
                             By Mail
                             By Telephone

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends, Capital Gains and Taxes
                             Financial Highlights

---------------------------- -----------------------------------------------------------------------------------------

ABOUT THE FUND

The Fund's Investment Objective and Strategies
WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund currently invests mainly in common stocks of U.S. and foreign companies that are involved in mining, processing or dealing in gold or other metals or minerals. As a fundamental policy, the Fund invests at least 25% of its investments in mining securities and metal investments. The Fund can invest all of its assets in those investments and under normal market conditions, at least 80% of the Fund's net assets (plus borrowings) will be invested in those investments. The Fund's non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities in the gold and precious minerals sector for the Fund, the Fund's portfolio manager relies primarily on a proprietary model that evaluates a company's fundamentals.  The model considers a company's financial statements and management structure, as well as the company's operations and new developments. The portfolio manager assesses the growth potential and the valuations of the particular stock, and ranks the companies reviewed by the model to generate buy and sell ideas.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for long-term investors seeking capital growth in a fund that emphasizes investments in the gold and precious minerals industries as a potential hedge against inflation and volatility in other equity sectors. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive growth fund that concentrates its investments in these industries and the special risks of investing in both emerging and developed foreign countries. The Fund does not seek current income so it is not designed for investors needing an assured level of income or preservation of capital. Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund
All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of U.S. and foreign companies, the value of the Fund's portfolio will be affected by changes in the U.S. and foreign stock markets and the special economic factors that affect the prices of mining securities in those markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

       Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks.

RISKS OF "CONCENTRATING" IN MINING SECURITIES.   Focusing on one segment of the stock market, the mining and metal industries, rather than in a broad spectrum of companies, makes the Fund's share prices particularly sensitive to market and economic events that affect that segment. These may be very speculative investments and subject to greater price volatility than other investments in stocks. These risks include:
   o   the principal supplies of gold are concentrated in only five countries or territories: South Africa,
       Australia, Russia and certain other countries that were part of the former Soviet Union, Canada and the
       United States;
   o   changes in international monetary policies, economic and political conditions affect the supply of gold and precious metals as well as the value of metal investments and mining securities;
   o   the U.S. or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons;
   o   increased environmental or labor costs may depress the value of mining and metal investments; and
   o   by concentrating in investments in mining and metal investments, the Fund runs the risk of not qualifying as a "regulated investment company" under the Internal Revenue Code, and its income would become subject to federal income taxes, reducing returns to shareholders.

RISKS OF FOREIGN INVESTING. The Fund can buy securities of companies or governments in any country, including developed countries and emerging markets. While foreign securities offer special investment opportunities, there are also special risks.

       The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging Markets. Securities of companies in emerging markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging markets may have less developed trading markets and exchanges. They may have less developed legal and accounting systems. Investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the
Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         The Fund focuses its investments on U.S. and foreign mining securities for long-term growth, and in the short term, they can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive or liquidity purposes. In the OppenheimerFunds spectrum, the Fund is a very aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than stock funds that emphasize large capitalization stocks, or funds that do not invest in foreign securities, or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                Annual Total Returns (Class A) (as of 12/31 each year)

                   [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
For the period from 1/1/02 through 6/30/02, the cumulative total return (not annualized) for Class A shares before taxes was 35.46%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 28.21% (4th Qtr `93) and the lowest return (not annualized) before taxes for a calendar quarter was -26.91% (4th Qtr `97).

--------------------------------------------- ------------------------- ------------------------- -------------------------
Average Annual Total Returns                           1 Year                   5 Years                   10 Years
                                                                                                   (or life of class, if
for the periods ended December 31, 2001                                                                    less)
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class A Shares (inception 7/19/83)
  Return Before Taxes                                  12.84%                    -5.77%                    0.60%
  Return After Taxes on Distributions                  10.77%                    -6.49%                    0.16%
  Return  After Taxes on  Distributions  and           7.78%                     -4.85%                    0.29%
  Sale of Fund Shares
--------------------------------------------- ------------------------- ------------------------- -------------------------
Morgan Stanley World Index (reflects no               -16.52%                    5.74%                     8.52%1
deduction for fees, expenses or taxes)
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class B Shares (inception 11/1/95)                     13.76%                    -5.73%                    -2.65%
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class C Shares (inception 11/1/95)                     17.79%                    -5.36%                    -2.63%
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class N Shares (inception 3/1/01)                       N/A2                      N/A                       N/A
--------------------------------------------- ------------------------- ------------------------- -------------------------
1 From 12/31/91.
2 Because this is a new class of shares, return data for the period specified is not available.
The Fund's  average  annual total  returns  include the  applicable  sales  charge:  for Class A, the current  maximum initial  sales  charge of 5.75%;  for Class B, the  contingent  deferred  sales  charges of 5%  (1-year)  and 2% (five years);  and for Class C and Class N, the 1%  contingent  deferred  sales  charge  for the  1-year  period for Class C shares and life-of-class  period for Class N shares.  Because Class B shares convert to Class A shares 72 months after purchase,  Class B "life-of-class"  performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended June 30, 2002.

Shareholder Fees (charges paid directly from your investment):

                                                        Class A       Class B     Class C Shares    Class N Shares
                                                        Shares        Shares
                                                                                       None              None
Maximum Sales Charge (Load) on                           5.75%         None
Purchases (as % of offering price)
Maximum Deferred Sales Charge                                                          1%3               1%4
(Load) (as % of the lower of the original offering       None1          5%2
price or redemption proceeds)
---------------------------------------------------- -------------- ------------ ----------------- -----------------

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                                        Class A     Class B Shares     Class C       Class N
                                                                            ------                          -
                                                        Shares          0.75%          Shares         Shares
                                                        ------                         ------         ------
Management Fees                                          0.75%          1.00%           0.75%          0.75%
Distribution and/or Service (12b-1) Fees                 0.23%          0.47%           1.00%          0.50%
Other Expenses                                           0.47%          2.22%           0.47%          0.44%
Total Annual Operating Expenses                          1.45%                          2.22%          1.69%
---------------------------------------------------- -------------- --------------- -------------- --------------

The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit those fees to
0.35% per annum of all classes. That undertaking is effective October 1, 2001, is pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other
Expenses" were the same as shown above.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

       The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:                  1 Year              3 Years            5 Years            10 Years1
Class A Shares                           $714                $1007              $1322              $2210
Class B Shares                           $725                $994               $1390              $2182
Class C Shares                           $325                $694               $1190              $2554
Class N Shares                           $272                $533               $918               $1998

---------------------------------------- ------------------- ------------------ ------------------ ----------------

If shares are not redeemed:              1 Year              3 Years            5 Years            10 Years1
Class A Shares                           $714                $1007              $1322              $2210
Class B Shares                           $225                $694               $1190              $2182
Class C Shares                           $225                $694               $1190              $2554
Class N Shares                           $172                $533               $918               $1998
---------------------------------------- ------------------- ------------------ ------------------ ----------------
  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or
  Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
  1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Fund's investment policy and risks.

Stock Investments. The Fund currently emphasizes investments in stocks, and the Manager looks for stocks of companies that have growth potential. They may be newer companies or more established companies entering a growth cycle.

       Some growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over time.

Foreign Securities. The Fund can invest without limit in foreign securities.  Foreign securities include securities traded primarily on a foreign securities exchange or over-the-counter market, as well as securities of companies that derive a significant portion of their revenue or profits from foreign business, investments or sales, or have a significant portion of their assets outside the U.S.  Foreign securities include securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts (ADRs)
       or similar depository arrangements.

Industry Concentration.  Stocks of issuers in a particular industry are sensitive to changes in economic conditions or government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. Because the Fund intends to concentrate (i.e., invest at least 25% of its investments) in the group of industries that includes issuers in mining and metals businesses, its share values will fluctuate in response to events affecting those industries.

       The Manager tries to reduce risks by carefully researching securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
       An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques involve risks, although some are designed to help reduce overall investment or market risks.

       The Fund can invest up to 10% of its total assets directly in gold or silver bullion, in other precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins.  While the
Fund may hold gold or silver coins that have an active, quoted trading market, it will not hold them for their value as "collectibles."

Investing in Small, Unseasoned Companies. The Fund has no requirements as to the market capitalization of the issuers of securities it buys.  The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in those cases their credit rating has less impact on the investment decision than in the case of other debt securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The
       Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks, although it does not do so currently to a significant degree. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives the Fund can use.

       If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline.
       Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. Some derivative investments held by the Fund may be illiquid.

       The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value, although it does not do so currently to a significant degree.

Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and does not use hedging instruments for speculative purposes. It has limits on its use of hedging. The Fund is not required to use hedging instruments in seeking its goal.

       Some of these strategies could be used to hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Fund owns or to protect against an increase in the dollar cost of buying foreign securities.

       Options trading involves the payment of premiums. There are also special risks in particular hedging strategies. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. They can also include other investment grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The investment advisory agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

       The Manager has been an investment adviser since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh Avenue, New York, New
York 10018.

Portfolio Manager. The portfolio manager of the Fund is Shanquan Li. Mr. Li is the person principally responsible for the day-to-day management of the Fund's portfolio. From July, 1997 through August,
       2000 Mr. Li was a co-portfolio manager of the Fund.  Mr. Li is a Vice President of the Fund and of
       the Manager, and also serves as an officer and portfolio manager for other Oppenheimer funds.  Prior to joining the Manager in July 1997, he was a senior quantitative analyst in the investment policy group of Brown Brothers Harriman & Co., and a consultant for Acadian Asset Management, Inc.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets  grow: 0.75% of the first $200 million of average annual net assets, 0.72%
       of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for its last fiscal year ended
       June 30, 2002 was 0.75% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares
HOW DO YOU BUY SHARES? You can buy shares several ways, as described below.  The Fund's Distributor,
OppenheimerFunds Distributor, Inc. (the "Distributor"), may appoint servicing agents to accept purchase (and redemption) orders.  The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.
Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
       you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.
       However, we recommend that you discuss your investment with a financial advisor before your make a purchase to be sure that the Fund is appropriate for you.
Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at
       1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system.  You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
       OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset
       Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional
       Information.

How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is $50).
There are reduced minimum investments under special investment plans.
o        With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. The minimum initial investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after
November 1, 2002, you must invest at least $500.
o        Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25. To establish any type of IRA account on or after November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account established on or after
November 1, 2002 is $50.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the
Distributor.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York
        Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time".

       The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's
       Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

       If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of The
       New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price.
       Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.  When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

----------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can I Buy Class A Shares?"
       below.
----------------------------------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
----------------------------------------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months
----------------------------------------------------------------------------------------------------------------------
       of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can I
       Buy Class C Shares?" below.
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within
       18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

       The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes.  Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and
         Class C shares.

   o   Investing for the Shorter Term.  While the Fund is meant to be a long-term investment,  if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.
       Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

       However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

       And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class
       C shares from a single investor.

   o   Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class
       B, Class C and Class N shareholders.  Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders.  Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

       Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available on Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers.  Appendix B to the
Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the
Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

       The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                                                 Front-End Sales         Front-End Sales
                                                   Charge As a             Charge As a          Concession As
                                                  Percentage of         Percentage of Net       Percentage of
                                                  Offering Price         Amount Invested        Offering Price
Amount of Purchase

Less than $25,000                                         5.75%                   6.10%             4.75%

$25,000 or more but less than  $50,000                5.50%                   5.82%                 4.75%

$50,000 or more but less than $100,000                4.75%                   4.99%                 4.00%

$100,000 or more but less than $250,000               3.75%                   3.90%                 3.00%

$250,000 or more but less than $500,000               2.50%                   2.56%                 2.00%

$500,000 or more but less than $1 million             2.00%                   2.04%                 1.60%
---------------------------------------------- --------------------- ------------------------ -------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the
       Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25%
       of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

       If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

       The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
       Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within 6 years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                                            Contingent Deferred Sales Charge on Redemptions in
Years Since Beginning of Month in                           That Year
which Purchase Order Was Accepted                           (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
After 6 full years                                          None
----------------------------------------------------------- --------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of
       Additional Information.

How Can You Buy Class C Shares?  Class C shares are sold at net asset value per share without an initial sales charge.  However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of
Class C shares.

HOW CAN YOU BUY CLASS N SHARES?  Class N shares are offered for sale to retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

     A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts.  The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to
Class N shares offered through a group retirement plan.  Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Distribution and Service (12b-1) Plans.
Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
         service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has adopted Distribution and
       Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the
       Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.  The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

       The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase
       Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

       The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
       Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

       The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.  See the Statement of Additional
       Information for exceptions.

       The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  See the Statement of Additional Information for exceptions.

       The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price.  The Distributor retains the asset-based sales charge on Class N shares. See the Statement of
       Additional Information for exceptions.

Special Investor Services
ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
   o   transmit funds electronically to purchase shares by telephone (through a service representative or by
       PhoneLink) or automatically under Asset Builder Plans, or
   o   have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
       You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.
       AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish
AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established
Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number,
1.800.533.3310.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions or obtain account information online, you must first obtain a user I.D.
and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs, and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o   You wish to redeem $100,000 or more and receive a check
   o   The redemption check is not payable to all shareholders listed on the account statement
   o   The redemption check is not sent to the address of record on your account statement
   o   Shares are being transferred to a Fund account with a different owner or name
   o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

     o   a U.S. bank, trust company, credit union or savings association,
     o   a foreign bank that has a U.S. correspondent bank,
     o   a U.S. registered dealer or broker in securities, municipal securities or government securities, or
     o   a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes:
   o   Your name
   o   The Fund's name
   o   Your Fund account number (from your account statement)
   o   The dollar amount or number of shares to be redeemed
   o   Any special payment instructions
   o   Any share certificates for the shares you are selling
   o   The signatures of all registered owners exactly as the account is registered, and
   o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o   To redeem shares through a service representative, call 1.800.852.8457
   o   To redeem shares automatically on PhoneLink, call 1.800.533.3310
       Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed By Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.
       This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

     A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
     o   the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares redeemed in the special circumstances described in Appendix B to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o   Shares of the fund selected for exchange must be available for sale in your state of residence.
   o   The prospectuses of both funds must offer the exchange privilege.
   o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o   Before exchanging into a fund, you must obtain and read its prospectus.

       Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

       You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional
Information or obtain one by calling a service representative at 1.800.525.7048.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
       Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at
       1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
   o   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
   o   The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
   o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

       Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.
       If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.
       From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National
       Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
       Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
       Employer Identification Number when you sign your application, or if you under-report your income to the
       Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

       If you want to receive multiple copies of these materials, you may call the Transfer Agent at
       1.800.525.7048.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All  Distributions  in the Fund. You can elect to reinvest all dividends and capital gains  distributions  in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive  All  Distributions  in  Cash.  You  can  elect  to  receive  a check  for all  dividends  and  capital  gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

       If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the
Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the Fund.

       Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

             This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights
The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED JUNE 30,                  2002      2001      2000      1999      1998
===================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period              $ 9.91     $8.80     $9.85     $8.81    $12.68
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                                .19       .14       .06       .06       .04
 Net realized and unrealized gain (loss)             3.74      1.20      (.91)     1.00     (3.87)
                                                  -------------------------------------------------
 Total from investment operations                    3.93      1.34      (.85)     1.06     (3.83)
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.47)     (.23)     (.20)     (.02)     (.04)
                                                  -------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.47)     (.23)     (.20)     (.02)     (.04)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $13.37     $9.91     $8.80     $9.85    $ 8.81
                                                  =================================================

===================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                41.56%    15.60%    (8.83)%   12.03%   (30.23)%

===================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)        $117,794   $57,294   $61,298   $78,514  $ 78,458
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $ 76,482   $54,347   $72,512   $78,932  $102,501
---------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                               0.34%     1.82%     0.66%     0.62%     0.32%
 Expenses                                            1.45%     1.34%     1.41%     1.62%     1.43%(3)
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               60%       25%       36%       45%       65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                                            APPENDIX TO THE PROSPECTUS OF
                                       OPPENHEIMER GOLD & SPECIAL MINERALS FUND

         Graphic material included in the Prospectus of Oppenheimer Gold & Special Minerals Fund ("the Fund")
"Annual Total Returns (Class A) (% as of 6/30 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.  Set forth below are the relevant data points that will appear in the bar chart:

------------------------------------------------ -------------------------------------------------
             Calendar Year Ended:                              Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/92                                                             -10.13%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/93                                                              61.82%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/94                                                              -5.97%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/95                                                              -1.51%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/96                                                              6.11%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                                             -31.92%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                                              -1.29%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                                              15.40%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                                             -15.11%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                                              19.73%
------------------------------------------------ -------------------------------------------------

INFORMATION AND SERVICES

For More Information About
Oppenheimer Gold & Special Minerals Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION   This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS   Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How To Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account without charge:

------------------------------------------------ ------------------------------------------------------------------
By Telephone:                                    Call OppenheimerFunds Services toll-free:
                                                 1.800.525.7048
------------------------------------------------ ------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------
By Mail:                                         Write to:
                                                 OppenheimerFunds Services
                                                 P.O. Box 5270
                                                 Denver, Colorado 80217-5270
------------------------------------------------ ------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------
On the Internet:                                 You can send us a request by e-mail or read or down-load
                                                 documents on the
                                                 OppenheimerFunds web site:
                                                 HTTP://WWW.OPPENHEIMERFUNDS.COM
                                                 -------------------------------
------------------------------------------------ ------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's
Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
                                          ------------------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-3694                     The Fund's shares are distributed by:
PR0410.001.0802
Printed on recycled paper.                           [logo] OppenheimerFunds Distributor, Inc.

Oppenheimer Gold & Special Minerals Fund

6803 South Tucson Way, Englewood, Colorado 80112

1.800.CALL.OPP (1.800.225.5677)

Statement of Additional Information dated August 23, 2002

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and supplements  information in the Prospectus dated August 23, 2002. It should be read together  with  the  Prospectus.  You  can  obtain  the  Prospectus  by  writing  to  the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading   it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents
                                                                                                               Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal investment policies and the main risks of the Fund are described in the  Prospectus.  This  Statement  of  Additional  Information  contains  supplemental  information  about those policies and risks and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and strategies that the Fund's Manager may use in selecting  portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         Investments  in Equity  Securities  and Metal  Investments.  The Fund  focuses its  investments  in equity securities of U.S. and  foreign-domiciled  companies.  Equity securities  include common stocks,  preferred stocks, rights and warrants,  and  securities  convertible  into common stock.  The Fund's  investments  primarily  include stocks of companies that are involved in mining or processing  gold or other metals or minerals.  These  securities are described as "Mining Securities."

         The Fund may also  invest  in gold or silver  bullion,  in other  precious  metals,  in  metals  naturally occurring with precious metals,  in certificates  representing an ownership  interest in those metals,  and in gold or silver coins.  These investments are referred to as "Metal  Investments."  Under normal market  conditions,  the
Fund will invest at least 80% of its total assets in Mining  Securities and Metal  Investments.  However,  the Fund
will invest no more than 10% of its total assets in Metal Investments.

         Current income is not a criterion used to select portfolio  securities.  However,  certain debt securities can be selected for the Fund's  portfolio  for  defensive  purposes  (including  debt  securities  that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

         o Growth  Companies.  Growth  companies are those companies that the Manager  believes are entering into a growth  cycle in their  business,  with the  expectation  that their  stock  will  increase  in value.  They may be established  companies as well as newer companies in the development  stage.  Growth companies might have a variety of  characteristics  that in the  Manager's  view define  them as "growth"  issuers.  They might be  generating  or applying new  technologies,  new or improved  distribution  techniques  or new  services.  In each case,  they have prospects that the Manager  believes are favorable for the long term.  The portfolio  manager of the Fund looks for growth companies with strong,  capable  management,  sound financial and accounting  policies,  successful  product development and marketing and other factors.

         o Convertible  Securities.  While some convertible  securities are a form of debt security,  in many cases their conversion  feature (allowing  conversion into equity  securities)  causes them to be regarded by the Manager more as "equity  equivalents."  As a result,  the rating  assigned to the security has less impact on the Manager's investment  decision  with  respect to  convertible  securities  than in the case of  non-convertible  fixed income securities.  Convertible  securities  are subject to the credit risks and interest  rate risks  described  below in
"Debt Securities."

         To  determine  whether  convertible  securities  should be regarded as "equity  equivalents,"  the Manager examines the following factors:
         (1)   whether,  at the option of the  investor,  the  convertible  security can be  exchanged  for a fixed number of shares of common stock of the issuer,
         (2)   whether the issuer of the  convertible  securities  has  restated  its  earnings per share of common stock  on  a  fully  diluted  basis  (considering  the  effect  of  conversion  of  the  convertible securities), and
         (3)   the extent to which the  convertible  security  may be a defensive  "equity  substitute,"  providing the ability to participate in any appreciation in the price of the issuer's common stock.

         The value of a convertible  security is a function of its "investment  value" and its "conversion  value."
If the investment  value exceeds the conversion  value,  the security will behave more like a debt security and the security's  price will likely  increase  when interest  rates fall and decrease  when  interest  rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security.  In that case it will likely  sell at a premium  over its  conversion  value and its price will tend to  fluctuate  directly with the price of the underlying security.

         o Rights and  Warrants.  The Fund may invest up to 5% of its total  assets in warrants or rights.  That 5%
limit does not apply to  warrants  and  rights the Fund has  acquired  as part of units of  securities  or that are attached to other  securities  that the Fund buys.  No more than 2% of the Fund's  total  assets may be invested in warrants and rights that are not listed on the New York or American Stock Exchanges.  These percentage  limitations are fundamental  policies.  Warrants  basically are options to purchase equity  securities at specific prices valid for a specific  period of time.  Their  prices do not  necessarily  move  parallel to the prices of the  underlying securities.  Rights are similar to warrants,  but normally have a short  duration and are  distributed  directly by the issuer to its  shareholders.  Rights and  warrants  have no voting  rights,  receive no  dividends  and have no rights with respect to the assets of the issuer.

         Foreign Securities.  "Foreign  securities" include equity and debt securities of companies organized under the laws of countries  other than the United States and of governments  other than the U.S.  government.  They also include  securities of companies  (including  those that are located in the U.S. or organized  under U.S. law) that derive a significant  portion of their revenue or profits from foreign  businesses,  investments or sales,  or that have a significant  portion of their assets abroad.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American  Depository  Receipts or that are listed on a U.S. securities exchange or traded in the U.S.  over-the-counter  markets are considered "foreign securities" for the  purpose of the Fund's  investment  allocations.  They are subject to some of the  special  considerations  and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing  in foreign  securities  offers  potential  benefits  not  available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business cycles different from those of the
U.S., or to reduce  fluctuations in portfolio  value by taking  advantage of foreign stock markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         Risks of Foreign  Investing.  Investments  in  foreign  securities  may offer  special  opportunities  for investing but also present special additional risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:

         o   reduction of income by foreign taxes;
         o   fluctuation  in value of foreign  investments  due to changes in currency  rates or  currency  control regulations (for example, currency blockage);
         o   transaction charges for currency exchange;
         o   lack of public information about foreign issuers;
         o   lack  of  uniform  accounting,  auditing  and  financial  reporting  standards  in  foreign  countries comparable to those applicable to domestic issuers;
         o   less volume on foreign exchanges than on U.S. exchanges;
         o   greater volatility and less liquidity on foreign markets than in the U.S.;
         o   less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
         o   greater difficulties in commencing lawsuits;
         o   higher brokerage commission rates than in the U.S.;
         o   increased  risks of delays  in  settlement  of  portfolio  transactions  or loss of  certificates  for portfolio securities;
         o   possibilities  in some countries of  expropriation,  confiscatory  taxation,  political,  financial or social instability or adverse diplomatic developments; and
         o   unfavorable differences between the U.S. economy and foreign economies.

                  In the past,  U.S.  government  policies  have  discouraged  certain  investments  abroad by U.S.
investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         o Special  Risks of Emerging  Markets.  Emerging  and  developing  markets  abroad may also offer  special opportunities  for growth investing but have greater risks than more developed  foreign  markets,  such as those in
Europe and Canada,  Australia,  New Zealand and Japan. There may be even less liquidity in their stock markets, and settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation of income and profits because of currency  restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability,  which can greatly affect the volatility of prices of securities in those countries.

         Special Risks of  Concentrating  Investments in Mining  Securities and Metal  Investments.  Investments in
Mining Securities and Metal Investments  involve additional risks and considerations not typically  associated with other types of investments:  (1) the risk of substantial  price  fluctuations of gold and precious metals;  (2) the concentration  of gold  supply is  mainly  in five  territories  (South  Africa,  Australia,  the  Commonwealth  of
Independent  States (the former Soviet  Union),  Canada and the United  States),  and the  prevailing  economic and political  conditions  of these  countries  may have a direct  effect on the  production  and marketing of gold and sales of central bank gold holdings;  (3) unpredictable  international  monetary  policies,  economic and political conditions;  (4) possible U.S. governmental regulation of Metal Investments,  as well as foreign regulation of such investments;  and (5) possible adverse tax consequences  for the Fund in making Metal  Investments,  if it fails to qualify as a "regulated investment company" under the Internal Revenue Code.

         Because the Fund  concentrates  its  investments in Mining  Securities and Metal  Investments,  an adverse change with respect to any of these risk factors could have a significant  negative  effect on the Fund's net asset value per share. These risks are discussed in greater detail below.

         o Risk of Price  Fluctuations.  The  prices of  precious  and  strategic  metals are  affected  by various factors such as economic  conditions,  political events,  governmental  monetary and regulatory policies and market events.  The prices of Mining Securities and Metal Investments held by the Fund may fluctuate  sharply,  which will affect the value of the Fund's shares.

         o  Concentration  of  Source of Gold  Supply  and  Control  of Gold  Sales.  Currently,  the five  largest producers of gold are the Republic of South  Africa,  Australia,  the  Commonwealth  of  Independent  States (which includes  Russia and certain  other  countries  that were part of the former Soviet  Union),  Canada and the United
States.  Economic and political  conditions  in those  countries  may have a direct  effect on the  production  and marketing  of gold and on sales of central  bank gold  holdings.  In South  Africa,  the  activities  of  companies engaged in gold mining are subject to the  policies  adopted by the  Ministry of Mines.  The Reserve  Bank of South
Africa,  as the sole  authorized  sales agent for South African  gold,  has an influence on the price and timing of sales of South African gold.  Political and social conditions in South Africa are still somewhat  unsettled and may pose certain risks to the Fund (in addition to the risks described below under the caption  "Foreign  Securities"), because the Fund may hold a portion of its assets in securities of South African issuers.

         o  Unpredictable  International  Monetary  Policies,  Economic  and  Political  Conditions.  There  is the
possibility that unusual  international  monetary or political conditions may make the Fund's portfolio assets less liquid,  or that the  value of the  Fund's  assets  might  be more  volatile,  than  would be the case  with  other investments.  In particular,  the price of gold is affected by its direct and indirect use to settle net balance of payments  deficits  and  surpluses  between  nations.  Because the prices of precious  or  strategic  metals may be affected  by  unpredictable  international  monetary  policies  and  economic  conditions,  there  may  be  greater likelihood  of a more  dramatic  fluctuation  of the  market  prices  of  the  Fund's  investments  than  of  other investments.

         o Commodities  Regulations.  The trading of Metal Investments in the United States could become subject to the rules that govern the trading of  agricultural  and certain other  commodities  and commodity  futures.  In the opinion of the Fund's  counsel,  at  present  the Fund's  permitted  Metal  Investments  are either not  subject to regulation by the Commodity Futures Trading Commission  ("CFTC") or an exemption from regulation is available.  The absence  of CFTC  regulation  may  adversely  affect  the  continued  development  of an  orderly  market  in Metal
Investments  trading in the United  States.  The  development of a regulated  futures  market in Metal  Investments trading may affect the development of a market in, and the price of, Metal Investments in the United States.

         o Effect on the Fund's Tax Status.  By making Metal  Investments,  the Fund risks  failing to qualify as a regulated  investment  company under the Internal  Revenue Code. If the Fund should fail to qualify,  it would lose the beneficial tax treatment  accorded to qualifying  investment  companies under Subchapter M of the Code. Failure to qualify  would  occur if in any fiscal  year the Fund  either (a)  derived  10% or more of its gross  income (as defined in the Internal Revenue Code, which  disregards  losses for this purpose) from sales or other  dispositions of Metal  Investments,  or (b)  held  more  than 50% of its net  assets  in the  form of  Metal  Investments  or in securities not meeting certain tests under the Internal  Revenue Code (see  "Dividends,  Capital Gains and Taxes").
Accordingly,  the Fund will endeavor to manage its portfolio  within the limitations  described above, and the Fund has  adopted an  investment  restriction  limiting  the amount of its total  assets  that can be  invested in Metal
Investments.  There can be no assurance  that the Fund will qualify in every  fiscal year.  Furthermore,  to comply with the  limitations  described  above,  the Fund may be required to make  investment  decisions the Manager would otherwise not make,  foregoing the opportunity to realize gains, if necessary,  to permit the Fund to qualify.  See
"Investment Restrictions."

         Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund  traded  its  portfolio securities  during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the Fund might have a portfolio turnover rate of more than 100% annually.

         Increased  portfolio  turnover  creates higher  brokerage and transaction  costs for the Fund, which could reduce its overall  performance.  Additionally,  the realization of capital gains from selling portfolio securities may result in  distributions  of taxable  long-term  capital  gains to  shareholders,  since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment  strategies and investments  described below. It is not required to use all of these strategies at all times, and at times may not use them.

         Investing  in Small,  Unseasoned  Companies.  The Fund may  invest  in  securities  of  small,  unseasoned companies.  These are companies that have been in operation for less than three years,  including the operations of any  predecessors.  Securities of these  companies  may be subject to  volatility in their prices.  They may have a limited trading market,  which may adversely  affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain  for them.  Other  investors  that own a  security  issued by a small,  unseasoned issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting  to dispose of its  holdings  of that  security.  In that case the Fund might  receive a lower price for its  holdings  than might otherwise  be  obtained.  The Fund has no limit on the  amount  of its net  assets  that may be  invested  in those securities.

         Debt  Securities.  While the Fund does not invest for the  purpose of  seeking  current  income,  at times certain debt securities  (other than  convertible  debt securities  described above under the description of equity investments)  may be selected for investment by the Fund for defensive  purposes,  as described below. For example, when the stock market is volatile,  or when the portfolio manager believes that growth  opportunities in stocks are not attractive,  certain debt securities might not only offer defensive  opportunities but also some  opportunities for capital  appreciation.  These investments could include corporate bonds and notes of foreign or U.S. companies, as well as U.S. and foreign  government  securities.  It is not expected that this will be a significant  portfolio strategy of the Fund under normal market circumstances.

         o Credit  Risk.  Debt  securities  are subject to credit  risk.  Credit risk relates to the ability of the issuer of a debt  security  to make  interest  or  principal  payments  on the  security as they become due. If the issuer fails to pay  interest,  the Fund's  income may be reduced and if the issuer fails to repay  principal,  the value of that bond and of the Fund's shares may be reduced.  The Manager may rely to some extent on credit  ratings by  nationally  recognized  rating  agencies in evaluating  the credit risk of  securities  selected for the Fund's portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's  ability to make timely payments,  and the  credit  risks of a  particular  security  may change  over  time.  While the Fund can invest in higher-yielding  lower-grade debt securities (that is,  securities  below investment  grade),  its debt investments will generally be investment  grade.  Those are securities rated in the four highest rating  categories of Standard
& Poor's Rating  Service or Moody's  Investors  Service,  Inc., or equivalent  ratings of other rating  agencies or ratings assigned to a security by the Manager.

         o Interest Rate Risks.  In addition to credit risks,  debt securities are subject to changes in value when prevailing  interest rates change.  When interest rates fall, the values of outstanding  debt securities  generally rise,  and the bonds may sell for more than their face amount.  When interest rates rise, the values of outstanding debt securities  generally  decline,  and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally  greater for bonds with longer  maturities.  Therefore,  when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

         Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase  agreements.  It may do so for liquidity  purposes to meet anticipated  redemptions of Fund shares,  or pending the investment of the proceeds from sales of Fund  shares,  or pending the  settlement  of portfolio  securities  transactions,  or for  temporary defensive purposes, as described below.

         In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously  resells  it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occurs  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's limits on holding illiquid  investments.  The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the  amount of the Fund's net  assets  that may be  subject  to  repurchase  agreements having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act, are  collateralized by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase agreement is in effect,  the value of the  collateral  must  equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its ability to do
so. The Manager will  monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive  Order issued by the Securities  and Exchange  Commission,  the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase  agreements,  secured by U.S.
government  securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the  agreements  mature.  Each  agreement  requires that the market value of the  collateral be sufficient to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         Illiquid and Restricted  Securities.  Under the policies and procedures established by the Fund's Board of
Trustees,  the Manager  determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered  under the Securities Act of 1933, the Fund may have to cause those  securities to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the
Fund with the issuer at the time the Fund buys the  securities.  When the Fund must  arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions on their public resale.  Those  restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.
Those  percentage  restrictions  do not limit  purchases  of  restricted  securities  that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among other factors.
If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing in more than seven days and  participation interests that do not have puts exercisable within seven days.

         Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes,  the Fund can lend its  portfolio securities  to  brokers,  dealers  and other  types of  financial  institutions  approved  by the  Fund's  Board of
Trustees.  These  loans  are  limited  to not more  than 25% of the  value of the  Fund's  total  assets.  The Fund currently  does not intend to engage in loans of securities in the coming year,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There  are some  risks in  connection  with  securities  lending.  The Fund  might  experience  a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The Fund must receive collateral for a loan. Under current  applicable  regulatory  requirements  (which are  subject to  change),  on each  business  day the loan  collateral  must be at least  equal to the value of the loaned  securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its agencies  or  instrumentalities,  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the  terms of the  letter.  The terms of the  letter  of  credit  and the  issuing  bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest  on  loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of  interest  may be  shared  with  the  borrower.  The  Fund  may also  pay  reasonable  finders',  custodian  and administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         Borrowing  for  Leverage.  The Fund has the ability to borrow and invest the  borrowed  funds in portfolio securities.  This speculative  technique is known as "leverage." The Fund may borrow only from banks. Under current regulatory  requirements,  borrowings can be made only to the extent that the value of the Fund's assets,  less its liabilities  other  than  borrowings,  is  equal  to at  least  300%  of all  borrowings  (including  the  proposed borrowing).  If the value of the Fund's assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its bank debt  within  three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  the Fund's net asset  value per share might  fluctuate  more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this  technique,  but if it does so, it will not likely do so to a substantial degree.

         Derivatives.  The Fund can invest in a variety of  derivative  investments  to seek  income for  liquidity needs or for hedging purposes.  Some derivative  investments the Fund can use are the hedging instruments described below in this  Statement  of  Additional  Information.  However,  the Fund  does  not use,  and does not  currently contemplate using, derivatives or hedging instruments to a significant degree.

         Some of the  derivative  investments  the Fund can use include  debt  exchangeable  for common stock of an issuer or  "equity-linked  debt  securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount  based on the price of the  issuer's  common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

         Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  To attempt to protect against declines in the market value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the value of portfolio  securities  which have  appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
         o   sell futures contracts,
         o   buy puts on such futures or on securities, or
         o   write covered  calls on  securities or futures.  Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against  the possibility that its portfolio  securities  would not be fully included in a rise in value of the market.  To do so the Fund could:
         o   buy futures, or
         o   buy calls on such futures or on securities.

         The Fund's  strategy  of hedging  with  futures and options on futures  will be  incidental  to the Fund's activities  in the  underlying  cash market.  The  particular  hedging  instruments  the Fund can use are described below.  The Fund may employ new hedging  instruments  and strategies when they are developed,  if those  investment methods are consistent  with the Fund's  investment  objective and are  permissible  under  applicable  regulations governing the Fund.

         o Futures.  The Fund may buy and sell futures contracts that relate to broadly-based  stock indices (these are referred to as "stock index futures"). This limitation is a fundamental policy.

         A broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a  particular  industry or group of  industries.  A stock index  assigns  relative values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly.

         No money is paid or  received  by the Fund on the  purchase  or sale of a  future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures broker's name.  However,  the futures broker can gain access to that account only under specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed)
to reflect changes in its market value,  subsequent margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

         At any time prior to expiration  of the future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.
All futures  transactions  (except  forward  contracts) are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

         o Put and Call Options.  The Fund can buy and sell certain kinds of put options  ("puts") and call options
("calls").  The Fund can buy and sell exchange-traded and  over-the-counter  put and call options,  including index options,  securities options,  currency options,  and options on the types of futures described above. The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put  options  held by the Fund will not exceed 10% of the Fund's total assets.

         o Writing  Covered Call  Options.  The Fund can write (that is, sell) covered  calls.  If the Fund sells a call option,  it must be covered.  That means the Fund must own the security  subject to the call while the call is outstanding,  or, for certain types of calls,  the call may be covered by  identifying  liquid assets on the Fund's books to enable  the Fund to satisfy  its  obligations  if the call is  exercised.  Up to 25% of the  Fund's  total assets may be subject to calls the Fund  writes.  However,  the Fund will not write or purchase  any call that will cause the value of the Fund's calls on a particular security to exceed 3% of the Fund's total assets.

         When the Fund  writes a call on a  security,  it receives  cash (a  premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some extent by the  premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When  the  Fund  writes  a call on an  index,  it  receives  cash (a  premium).  If the  buyer of the call exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point of difference.  If the value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised. In that case, the Fund would keep the premium.

         The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the
Fund's escrow agent,  through the facilities of the Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund  writes an  over-the-counter  ("OTC")  option,  it will  enter  into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the Fund will have the absolute  right to  repurchase  that OTC option.  The formula  price will  generally  be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on holding  illiquid  securities)  the  mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a
"closing purchase  transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund wrote is more or less than the price of the call the Fund  purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying  security  and the premium it received  when it wrote the call. Any such profits are considered  short-term  capital gains for federal income tax purposes,  as are the  premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as  ordinary  income.  If the Fund cannot  effect a  closing  purchase  transaction  due to the lack of a market,  it will  have to hold the  callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures  contract  without  owning the futures  contract or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by identifying on its books an equivalent  dollar amount of liquid assets.  The Fund will identify  additional  liquid assets if the value of the  identified  liquid assets drops below 100% of the current value of the future.  Because of this identification  requirement,  in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position, which is permitted by the Fund's hedging policies.

         o Writing Put Options.  The Fund can sell put options.  A put option on securities gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option  period.  The Fund will not write puts if, as a result,  more than 25% of the Fund's  total  assets would be required to be identified as liquid assets to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets  identified  on the Fund's  books.  The premium  the Fund  receives  from  writing  a put  represents  a  profit,  as long as the  price of the  underlying investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the investment  falls below the exercise price. If a put the Fund has written expires  unexercised, the  Fund  realizes  a gain in the  amount  of the  premium  less the  transaction  costs  incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the underlying  investment at the exercise price. That price will  usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur a loss if it  sells  the  underlying  investment.  That  loss  will be  equal  to the sum of the  sale  price  of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction  costs the
Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Fund will  identify  liquid  assets on its books with a value equal to or greater  than the  exercise  price of the underlying  securities.  The Fund therefore  forgoes the  opportunity of investing the identified  liquid assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to take  delivery of the underlying  security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same  series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it  cannot  effect a closing purchase transaction.

         The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written  or to  prevent  the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for  other  investments.  The Fund  will  realize  a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received from writing the put option.  Any profits from writing puts are  considered  short-term  capital  gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

         o Purchasing  Calls and Puts.  The Fund can purchase  calls to protect  against the  possibility  that the
Fund's  portfolio will not participate in an anticipated rise in the securities  market.  When the Fund buys a call
(other  than in a  closing  purchase  transaction),  it pays a  premium.  The Fund  then  has the  right to buy the underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the  call.  If the Fund does not  exercise  the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right to sell the  underlying investment to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.
Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline  in the value of the  underlying  investment  below the  exercise  price by  selling  the underlying  investment  at the  exercise  price to a seller of a  corresponding  put.  If the  market  price of the underlying  investment  is equal to or above the  exercise  price and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may sell the put prior to its expiration.
That sale may or may not be at a profit.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 10% of the Fund's total  assets.  In addition,  the Fund will not write or purchase any call that will cause the value of the  Fund's  calls on a  particular  security  to exceed 3% of the  Fund's  total assets.

         o Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign currencies.  They  include  puts  and  calls  that  trade  on a  securities  or  commodities  exchange  or  in  the over-the-counter  markets  or are quoted by major  recognized  dealers  in such  options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates  a rise in the dollar value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing  puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund  owns the  underlying  foreign currency  covered by the call or has an absolute  and  immediate  right to acquire that  foreign  currency  without additional  cash  consideration  (or it can do so for additional cash  consideration  identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a  foreign  currency  to  provide a hedge  against a decline  in the U.S.
dollar  value of a  security  which the Fund  owns or has the right to  acquire  and  which is  denominated  in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange rate. This is known as a "cross-hedging"  strategy. In those circumstances,  the Fund covers the option by identifying  on its books cash,  U.S.  government  securities or other liquid  securities in an amount equal to the exercise price of the option.

         o Risks of Hedging with Options and Futures.  The use of hedging  instruments  requires special skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or  judges  market  conditions  incorrectly,  hedging strategies may reduce the Fund's  return.  The Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  might affect its portfolio  turnover  rate and brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases  or sales of the  underlying  investments.
Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently, put and call options  offer large amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered  call  written by the Fund is exercised on an  investment  that has  increased in value,  the
Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's securities.  For example,  it is possible that while the Fund has used hedging instruments in a short hedge,  the market might advance and the value of the securities  held in the Fund's  portfolio  might decline.  If that occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree, over time the value of a  diversified  portfolio of  securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar  amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio  securities  being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         The Fund can use hedging  instruments  to  establish a position in the  securities  markets as a temporary substitute  for the  purchase of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such futures,  broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the  market  might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might decline further or for other  reasons,  the Fund will  realize a loss on the  hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

         o Forward Contracts.  Forward contracts are foreign currency exchange  contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect against  possible losses  from  changes  in the  relative  values of the U.S.  dollar  and a foreign  currency.  The Fund  limits its exposure in foreign  currency  exchange  contracts  in a  particular  foreign  currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The Fund may also use  "cross-hedging"  where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The transaction  price is set at the time the contract is entered into. These contracts are traded in the inter-bank  market  conducted  directly  among currency  traders  (usually  large  commercial  banks) and their customers.

         The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates.
The use of  forward  contracts  does not  eliminate  the  risk of  fluctuations  in the  prices  of the  underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although  forward contracts  may reduce the risk of loss from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend  payments.  To do so, the Fund might enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange  rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes  that foreign  currency  might suffer a  substantial  decline against  the U.S.  dollar,  it could  enter  into a forward  contract  to sell an amount of that  foreign  currency approximating  the value of some or all of the Fund's portfolio  securities  denominated in that foreign  currency.
When the Fund  believes that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the
Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying  on its books liquid assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate  the Fund to  deliver  an amount of  foreign  currency  in  excess  of the value of the  Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  the Fund may maintain a net exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid securities  denominated in any currency.  The cover identified  on the  Fund's  books  must be at  least  equal at all  times  to the  amount  of that  excess.  As one alternative,  the Fund may purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being  hedged by a  forward  sale  contract  at a price no higher  than the  forward  contract  price.  As  another alternative,  the Fund may  purchase  a put  option  permitting  the Fund to sell the  amount of  foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts  and the value of the  securities  involved generally  will not be possible  because the future value of  securities  denominated  in foreign  currencies  will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver,  the Fund might have to purchase  additional foreign currency on the "spot" (that is, cash)  market to settle the security  trade.  If the market  value of the  security  instead  exceeds the amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

         The  projection  of  short-term  currency  market  movements is extremely  difficult,  and the  successful execution  of a  short-term  hedging  strategy  is  highly  uncertain.  Forward  contracts  involve  the risk  that anticipated  currency  movements  will not be  accurately  predicted,  causing the Fund to sustain  losses on these contracts and to pay additional  transactions  costs. The use of forward  contracts in this manner might reduce the
Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity of a forward  contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation  to deliver the currency by  purchasing a second contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract  entitling it to sell the same amount of the same currency on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of  engaging  in  forward  contracts  varies  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually  entered into on a principal  basis,  no brokerage  fees or  commissions  are  involved.  Because these contracts  are not  traded  on an  exchange,  the  Fund  must  evaluate  the  credit  and  performance  risk of the counterparty under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the prices at which they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         o  Regulatory  Aspects of Hedging  Instruments.  When using  futures and  options on futures,  the Fund is required to operate within certain  guidelines and  restrictions  with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool  operator" if the Fund  complies with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets that may be used for  futures  margin and related  options  premiums  for a bona fide  hedging  position.  However,  under the Rule,  the Fund must limit its aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging  strategies that are not considered bona fide hedging  strategies  under the Rule. Under the Rule, the Fund must also use short  futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through  one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be  affected  by options written or held by other  entities,  including other  investment  companies  having the same adviser as the
Fund (or an adviser that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on
Futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the  Investment  Company Act,  when the Fund  purchases a future,  it must  maintain cash or readily marketable  short-term  debt  instruments in an amount equal to the market value of the  securities  underlying the future, less the margin deposit applicable to it.

         o Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency  exchange  contracts in which the
Fund may invest are treated as "Section 1256  contracts"  under the Internal  Revenue  Code.  In general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section 1256  contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each  taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment  company  distributions and for other purposes under rules prescribed  pursuant to the
Internal  Revenue  Code.  An  election  can  be  made  by  the  Fund  to  exempt  those   transactions   from  this
marked-to-market treatment.

         Certain  forward  contracts  entered  into by the Fund may result in  "straddles"  for federal  income tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed only to the  extent  that  the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally  allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
         (1)   gains or losses  attributable  to  fluctuations  in exchange  rates that occur  between the time the
               Fund accrues interest or other receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the  time  the  Fund  actually  collects  such  receivables  or pays  such liabilities, and
         (2)   gains or losses  attributable to fluctuations  in the value of a foreign  currency  between the date of acquisition  of a debt security  denominated in a foreign  currency or foreign  currency  forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         Temporary  Defensive  and  Interim  Investments.  When  market  conditions  are  unstable,  or the Manager believes  it is  otherwise  appropriate  to reduce  holdings  in  stocks,  the Fund can invest in a variety of debt securities  for defensive  purposes.  The Fund can also purchase these  securities  for liquidity  purposes to meet cash needs due to the redemption of Fund shares,  or to hold while waiting  reinvest cash received from the sale of other portfolio securities. The Fund can buy:

         o   high-quality  (rated in the top rating  categories of  nationally-recognized  rating  organizations or deemed by the Manager to be of comparable  quality),  short-term money market  instruments,  including those issued by the U. S. Treasury or other government agencies,
         o   commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,
         o   debt  obligations  of  corporate  issuers,  rated  investment  grade  (rated at least  Baa by  Moody's
             Investors  Service,  Inc. or at least BBB by Standard & Poor's Rating Service,  or a comparable rating by another  rating  organization),  or  unrated  securities  judged by the  Manager to be of a quality comparable to rated securities in those categories,
         o   preferred stocks,
         o   certificates  of deposit and bankers'  acceptances  of domestic and foreign banks and savings and loan associations, and
         o   repurchase agreements.

         Short-term debt securities  would normally be selected for defensive or cash management  purposes  because they can  normally be disposed of quickly,  are not  generally  subject to  significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         What Are  "Fundamental  Policies?"  Fundamental  policies are those  policies that the Fund has adopted to govern its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:
         o   67% or more of the shares present or represented by proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o   more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         Does  the  Fund  Have  Additional  Fundamental  Policies?   The  following  investment   restrictions  are
fundamental policies of the Fund.

         o The Fund cannot invest in Metal  Investments  if, as a result,  more than 10% of the Fund's total assets would be invested in Metal Investments.

         o With the  exception of its  investments  in Mining  Securities  and Metal  Investments,  the Fund cannot concentrate  investments.  That means it cannot  invest 25% or more of its total assets in any industry  other than
Mining Securities, or Mining Securities and Metal Investments.

         o The Fund  cannot buy  securities  issued or  guaranteed  by any one issuer if more than 10% of its total assets would be invested in  securities of that issuer.  The limit does not apply to securities  issued by the U.S.
government or any of its agencies or instrumentalities.
         o With respect to 75% of its total  assets,  the Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total assets would be invested in securities  of that issuer.  The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

         o The Fund cannot buy more than 10% of the outstanding voting securities of any one issuer.

         o The Fund  cannot  invest in other  open-end  investment  companies,  or invest  more than 10% of its net assets in closed-end  investment  companies,  including  small business  investment  companies (and  investments in closed-end  investment  companies may be made only in open-market  purchases and only at commission  rates that are not in excess of normal brokerage commissions).

         o The Fund cannot borrow money,  except from banks for either investment  purposes or temporary  emergency purposes, subject to the asset coverage requirements of the Investment Company Act of 1940.

         o The Fund  cannot  lend  money.  However,  it can  invest  in all or a  portion  of an  issue  of  bonds,
debentures,   commercial  paper  or  other  similar  corporate  obligations,  whether  or  not  they  are  publicly distributed.  The Fund may also lend its portfolio  securities subject to any restrictions  adopted by the Board of
Trustees, and may enter into repurchase agreements.

         o The Fund cannot invest in real estate. However, the Fund can purchase  readily-marketable  securities of companies holding real estate or interests in real estate.

         o The Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities for which assets of the Fund are  designated  as  segregated,  or margin,  collateral  or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities  include  borrowing  money,  reverse repurchase agreements,  delayed-delivery and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

         o The Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is deemed to be an  underwriter  under  the  Securities  Act of 1933 when  reselling  any  securities  held in its own portfolio.

         o The Fund cannot invest in  commodities  or commodity  contracts,  other than the hedging  instruments or
Metal  Investments  permitted  by any of its other  investment  policies.  It does not matter  whether  the hedging instrument or Metal Investment is considered to be a commodity or commodity contract.

         o The Fund cannot invest in companies for the purpose of acquiring control or management of them.

         o The  Fund  cannot  purchase  securities  on  margin.  However,  the Fund may  make  margin  deposits  in connection with any of the hedging instruments permitted by any of its other investment policies.

         o The Fund cannot  invest in or hold  securities of any issuer if officers and Trustees of the Fund or the
Manager  individually  beneficially  own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         o The Fund cannot  pledge any of its  assets.  However,  this does not  prohibit  the escrow  arrangements contemplated by the writing of covered call options or other  collateral or margin  arrangements in connection with any of the hedging instruments permitted by any of its other investment policies.

         o The Fund cannot invest in oil or gas exploration or development programs.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell securities  to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate  its  investments  (other than in Mining  Securities, or Mining  Securities  and Metal  Investments),  the Fund has adopted  the  industry  classifications  set forth in
Appendix A to this  Statement of Additional  Information.  These  industry  classifications,  with the exception of
Mining Securities and Metal Investments, are not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment  company with an unlimited number of authorized shares of beneficial  interest.  The Fund was organized as a Maryland  corporation in 1983 but was reorganized as a Massachusetts business trust in 1985.
         The Fund is  governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee the Fund's activities,  review its  performance,  and review the actions of the  Manager.  Although the Fund will not normally hold  annual  meetings  of its  shareholders,  it may hold  shareholder  meetings  from  time to time on  important matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         o Classes of Shares. The Trustees are authorized,  without shareholder  approval, to create new series and classes of shares.  The Trustees may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine the shares of a class into a greater or lesser  number of shares without  changing  the  proportionate  beneficial  interest  of a  shareholder  in the  Fund.  Shares  do not  have cumulative  voting  rights or  preemptive  or  subscription  rights.  Shares  may be voted in person or by proxy at shareholder meetings.

         The Fund  currently has four classes of shares:  Class A, Class B, Class C and Class N. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares:

         o   has its own dividends and distributions,
         o   pays certain expenses which may be different for the different classes,
         o   may have a different net asset value,
         o   may have  separate  voting  rights on  matters  in which  interests  of one class are  different  from interests of another class, and
         o   votes as a class on matters that affect that class alone.

         Shares are freely transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally  on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         o Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other applicable law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the Trustees receive a request from at least 10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder  list  available to the  applicants  or  mail  their  communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the
Fund valued at $25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares.  The  Trustees may also take other action as permitted by the Investment Company Act.

         o Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer of
shareholder  or  Trustee  liability  for  the  Fund's  obligations.   It  also  provides  for  indemnification  and
reimbursement  of  expenses  out of the  Fund's  property  for  any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally liable as a "partner" under certain  circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively  remote  circumstances in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit Committee, a Study Committee and a Proxy Committee.  The members of the Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held five meetings during the Fund's fiscal year ended June 30, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth
Moynihan.  The Study Committee held eight meetings during the Fund's fiscal year ended June 30, 2002. The Study
Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment
Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds and Clayton Yeutter.
The Proxy Committee held one meeting during the Fund's fisal year ended June 30, 2002. The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the
Fund ("Independent Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.
Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds
(defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following Oppenheimer funds1 (referred to as "Board I
Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                        Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                         Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                     Oppenheimer Special Value Fund
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                 Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds,  Mr.  Galli is also a director or trustee of 10 other  portfolios  in the  OppenheimerFunds  complex.  Present or former  officers,  directors,  trustees and employees (and their immediate  family members) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them for  their  employees  are  permitted  to  purchase  Class A shares  of the Fund and the other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group because of the economics of sales efforts realized by the Distributor.

         Messrs. Murphy, Wixted, Zack, Molleur, Masterson, Vottiero, Li, and Mses. Feld and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of August 2, 2002, the
Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|      Affiliated Transactions and Material Business Relationships. Mr. Reynolds has reported he has a controlling interest in The Directorship Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through December 31, 2001, an amount representing less than 5% of the annual revenues of The Directorship Search Group, Inc. Mr. Reynolds estimates that The
Directorship Search Group will bill Massachusetts Mutual Life Insurance Company $150,000 for services to be provided during the calendar year 2002.

         The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The Directorship Search Group, Inc. and Massachusetts Mutual Life Insurance
Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an
Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent
Trustees as to matters upon which the 1940 Act or the rules thereunder require approval by a majority of
Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of
Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

       The  address of each  Trustee in the chart  below is 6803 S.  Tucson Way,  Englewood,  CO  80112-3924.  Each
Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------
                                                     Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Name, Address, Age,        Principal   Occupation(s)  During  Past  5  Years  /  Other  Dollar Range   Aggregate Dollar Range
                                                                                          of Shares    of Shares Beneficially
Position(s) Held with                                                                   Beneficially     Owned in any of the
Fund and Length of         Trusteeships/Directorships  Held by  Trustee  /  Number  of  Owned in the      Oppenheimer Funds
Service                    Portfolios in Fund Complex Currently Overseen by Trustee         Fund         Overseen by Trustee
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ ---------------------------------------
                                                                                               As of December 31, 2001
-------------------------- ------------------------------------------------------------ ---------------------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Leon Levy, Chairman of     General  Partner  (since  1982) of Odyssey  Partners,  L.P.       $0                 None
the Board of Trustees      (investment  partnership)  and Chairman of the Board (since
Trustee since 1983         1981) of Avatar Holdings,  Inc. (real estate  development).
Age: 76                    Oversees 31 portfolios in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Robert G. Galli,           A trustee or director of other Oppenheimer funds.  Formerly      Over            Over $100,000
Trustee since 1993         Vice  Chairman  (October  1995  -  December  1997)  of  the
Age: 68                    Manager.  Oversees 41  portfolios  in the  OppenheimerFunds
                           complex.                                                       $100,000

-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Phillip A. Griffiths,      The  Director  (since 1991) of the  Institute  for Advanced       $0             Over $100,000
Trustee since 1999         Study,  Princeton,  N.J.,  director  (since  2001)  of  GSI
Age: 63                    Lumonics and a member of the  National  Academy of Sciences
                           (since 1979); formerly (in descending  chronological order)
                           a  director  of  Bankers  Trust  Corporation,  Provost  and
                           Professor of Mathematics at Duke University,  a director of
                           Research   Triangle   Institute,   Raleigh,   N.C.,  and  a
                           Professor of  Mathematics at Harvard  University.  Oversees
                           31 portfolios in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Benjamin Lipstein,         Professor  Emeritus of Marketing,  Stern Graduate School of       $0             Over $100,000
Trustee since 1983         Business Administration,  New York University.  Oversees 31
Age: 78                    portfolios in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Elizabeth B. Moynihan,     Author and architectural  historian; a trustee of the Freer       $0          $50,001 - $100,000
Trustee since 1992         Gallery of Art and Arthur M. Sackler  Gallery  (Smithsonian
Age: 72                    Institute),  Trustees  Council  of  the  National  Building
                           Museum;  a member  of the  Trustees  Council,  Preservation
                           League of New York  State.  Oversees 31  portfolios  in the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                     Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Name, Address, Age,        Principal   Occupation(s)  During  Past  5  Years  /  Other  Dollar Range   Aggregate Dollar Range
                                                                                          of Shares    of Shares Beneficially
Position(s) Held with                                                                   Beneficially     Owned in any of the
Fund and Length of         Trusteeships/Directorships  Held by  Trustee  /  Number  of  Owned in the      Oppenheimer Funds
Service                    Portfolios in Fund Complex Currently Overseen by Trustee         Fund         Overseen by Trustee
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ ---------------------------------------
                                                                                               As of December 31, 2001
-------------------------- ------------------------------------------------------------ ---------------------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Kenneth A. Randall,        A director of Dominion  Resources,  Inc.  (electric utility  $1 - $10,000        Over $100,000
Trustee since 1983         holding  company)  and  Prime  Retail,  Inc.  (real  estate
Age: 74                    investment trust);  formerly a director of Dominion Energy,
                           Inc.  (electric  power and oil & gas  producer),  President and Chief Executive  Officer of The Conference  Board, Inc.
                           (international   economic  and  business  research)  and  a
                           director of Lumbermens  Mutual Casualty  Company,  American
                           Motorists  Insurance  Company  and  American  Manufacturers
                           Mutual  Insurance  Company.  Oversees 31  portfolios in the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Edward V. Regan,           President,  Baruch  College,  CUNY;  a director  of RBAsset  $1 - $10,000     $50,001 - $100,000
Trustee since 1993         (real estate  manager);  a director of OffitBank;  formerly
Age: 71                    Trustee,  Financial Accounting  Foundation (FASB and GASB),
                           Senior  Fellow of Jerome  Levy  Economics  Institute,  Bard
                           College,  Chairman of Municipal Assistance  Corporation for
                           the  City of New  York,  New  York  State  Comptroller  and
                           Trustee  of New  York  State  and  Local  Retirement  Fund.
                           Oversees 31  investment  companies in the  OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Russell S. Reynolds, Jr.,  Chairman  (since 1993) of The  Directorship  Search  Group,       $0           $10,001 - $50,000
Trustee since 1989         Inc.   (corporate   governance   consulting  and  executive
Age: 70                    recruiting);   a  life  trustee  of   International   House
                           (non-profit  educational   organization),   and  a  trustee
                           (since 1996) of the Greenwich Historical Society.  Oversees
                           31 portfolios in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Donald W. Spiro, Vice      Chairman  Emeritus  (since  January  1991) of the  Manager.       $0             Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director  (January  1969-August  1999)  of the
Trustee since 1985         Manager.  Oversees 31  portfolios  in the  OppenheimerFunds
Age: 76                    complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Clayton K. Yeutter,        Of  Counsel  (since  1993),  Hogan & Hartson  (a law firm).       $0          $50,001 - $100,000
Trustee since 1991         Other  directorships:  Caterpillar,  Inc.  (since 1993) and
Age: 71                    Weyerhaeuser  Co. (since  1999).  Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------

         The  address of Mr.  Murphy in the chart below is 498  Seventh  Avenue,  New York,  NY 10018.  Mr.  Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustee and Officer
-------------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
Name, Address, Age,        Principal   Occupation(s)  During  Past  5  Years  /  Other  Dollar Range   Aggregate Dollar Range
                                                                                          of Shares
Position(s) Held with                                                                   Beneficially   of Shares Owned in any
Fund and Length of         Trusteeships/Directorships  Held by  Trustee  /  Number  of  Owned in the     of the Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee         Fund                Funds
-------------------------- ------------------------------------------------------------ -------------- ------------------------
-------------------------- ------------------------------------------------------------ ---------------------------------------
                                                                                               As of December 31, 2001
-------------------------- ------------------------------------------------------------ ---------------------------------------
-------------------------- ------------------------------------------------------------ -------------- ------------------------
John V. Murphy,            Chairman,  Chief Executive Officer and director (since June
President and Trustee,     2001) and President  (since September 2000) of the Manager;
Trustee since October      President  and a director  or trustee of other  Oppenheimer       $0             Over $100,000
2001                       funds;  President  and a  director  (since  July  2001)  of
Age: 53                    Oppenheimer   Acquisition   Corp.  (the  Manager's   parent
                           holding company) and of Oppenheimer  Partnership  Holdings,
                           Inc.  (a holding  company  subsidiary  of the  Manager);  a
                           director   (since   November   2001)  of   OppenheimerFunds
                           Distributor,  Inc. (a subsidiary of the Manager);  Chairman and a director  (since July 2001) of Shareholder  Services,
                           Inc. and of Shareholder Financial Services,  Inc. (transfer
                           agent  subsidiaries  of  the  Manager);   President  and  a
                           director  (since  July  2001)  of  OppenheimerFunds  Legacy
                           Program (a  charitable  trust  program  established  by the
                           Manager);   a   director   of   the   investment   advisory
                           subsidiaries  of  the  Manager:   OFI  Institutional  Asset
                           Management,    Inc.   and   Centennial   Asset   Management
                           Corporation   (since  November  2001),   HarbourView  Asset
                           Management  Corporation and OFI Private  Investments,  Inc.
                           (since July 2001);  President  (since November 1, 2001) and a  director  (since  July 2001) of  Oppenheimer  Real Asset
                           Management,  Inc.;  a  director  (since  November  2001) of
                           Trinity  Investment  Management Corp. and Tremont Advisers,
                           Inc.  (Investment  advisory  affiliates  of  the  Manager);
                           Executive   Vice   President   (since   February  1997)  of
                           Massachusetts  Mutual Life Insurance Company (the Manager's
                           parent  company);  a  director  (since  June  1995)  of DBL
                           Acquisition Corporation;  formerly, Chief Operating Officer
                           (September  2000-June  2001) of the Manager;  President and
                           trustee  (November   1999-November   2001)  of  MML  Series
                           Investment   Fund  and   MassMutual   Institutional   Funds
                           (open-end  investment  companies);  a  director  (September
                           1999-August   2000)  of  C.M.   Life   Insurance   Company;
                           President,  Chief Executive Officer and director (September
                           1999-August 2000) of MML Bay State Life Insurance  Company;
                           a director  (June  1989-June  1998) of Emerald Isle Bancorp and Hibernia  Savings Bank (a  wholly-owned  subsidiary  of
                           Emerald  Isle  Bancorp).  Oversees  69  portfolios  in  the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ -------------- ------------------------

       The address of the Officers in the chart below is as follows:  Messrs.  Molleur,  Zack,  Li and Ms. Feld, is
498 Seventh  Avenue,  New York,  NY 10018.  Messrs.  Masterson,  Vottiero and Wixted and Ms. Ives is 6803 S. Tucson
Way,  Englewood,  CO 80112-3924.  Each Officer serves for an annual term or until his or her resignation,  death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Name, Address,  Age, Position(s) Held with Fund
and Length of Service                            Principal Occupation(s) During Past 5 Years
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Shanquan Li, Vice President and Portfolio        Vice  President of the Manager  (since  November  1998);  an officer of 1
Manager (since July 1997)                        portfolio  in  the  OppenheimerFunds  complex;  formerly  Assistant  Vice
Age: 47                                          President  of the  Manager  (January  1997 -  November  1998);  prior  to joining  the  Manager  in  November  1995,  he was a Senior  Quantitative
                                                 Analyst  in the  Investment  Management  Policy  Group of Brown  Brothers
                                                 Harriman & Co. (February 1991 - October 1995).
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Brian W. Wixted,                                 Senior Vice  President and  Treasurer  (since March 1999) of the Manager;
Treasurer,  Principal  Financial and Accounting  Treasurer   (since   March   1999)  of   HarbourView   Asset   Management
Officer (since April 1999)                       Corporation,   Shareholder   Services,   Inc.,   Oppenheimer  Real  Asset
Age: 42                                          Management   Corporation,    Shareholder   Financial   Services,    Inc.,
                                                 Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc.
                                                 (since March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer
                                                 Millennium  Funds  plc  (since  May  2000)  and OFI  Institutional  Asset
                                                 Management,   Inc.   (since  November  2000)  (offshore  fund  management
                                                 subsidiaries  of the  Manager);  Treasurer  and Chief  Financial  Officer
                                                 (since  May  2000)  of   Oppenheimer   Trust  Company  (a  trust  company
                                                 subsidiary of the  Manager);  Assistant  Treasurer  (since March 1999) of
                                                 Oppenheimer  Acquisition Corp. and OppenheimerFunds Legacy Program (since
                                                 April  2000);  formerly  Principal  and Chief  Operating  Officer  (March
                                                 1995-March 1999),  Bankers Trust  Company-Mutual  Fund Services Division.
                                                 An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Philip Vottiero,                                 Vice  President/Fund   Accounting  of  the  Manager  (since  March  2002;
Assistant Treasurer (since August 15, 2002)      formerly  Vice  President/Corporate   Accounting  of  the  Manager  (July
Age: 39                                          1999-March  2002)  prior to  which  he was  Chief  Financial  Officer  at
                                                 Sovlink  Corporation  (April 1996-June 1999). An officer of 72 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Robert G. Zack,                                  Senior  Vice  President  (since  May 1985)  and  General  Counsel  (since
Secretary (since November 1, 2001)               February  2002) of the  Manager;  General  Counsel and a director  (since
Age: 53                                          November  2001)  of  OppenheimerFunds  Distributor,   Inc.;  Senior  Vice
                                                 President and General Counsel (since November 2001) of HarbourView  Asset
                                                 Management  Corporation;  Vice President and a director  (since  November
                                                 2000) of Oppenheimer  Partnership Holdings,  Inc.; Senior Vice President,
                                                 General  Counsel  and a director  (since  November  2001) of  Shareholder
                                                 Services,   Inc.,  Shareholder  Financial  Services,  Inc.,  OFI  Private
                                                 Investments,  Inc., Oppenheimer Trust Company and OFI Institutional Asset
                                                 Management,  Inc.;  General  Counsel (since  November 2001) of Centennial
                                                 Asset  Management  Corporation;  a  director  (since  November  2001)  of
                                                 Oppenheimer  Real  Asset  Management,  Inc.;  Assistant  Secretary  and a
                                                 director (since November 2001) of  OppenheimerFunds  International  Ltd.;
                                                 Vice President (since November 2001) of OppenheimerFunds  Legacy Program;
                                                 Secretary  (since  November  2001)  of  Oppenheimer   Acquisition  Corp.;
                                                 formerly  Acting  General  Counsel  (November   2001-February  2002)  and
                                                 Associate  General  Counsel  (May  1981-October  2001)  of  the  Manager;
                                                 Assistant  Secretary of  Shareholder  Services,  Inc. (May  1985-November
                                                 2001),  Shareholder  Financial  Services,  Inc.  (November  1989-November
                                                 2001);  OppenheimerFunds  International  Ltd. and Oppenheimer  Millennium
                                                 Funds plc (October  1997-November  2001).  An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Name, Address,  Age, Position(s) Held with Fund
and Length of Service                            Principal Occupation(s) During Past 5 Years
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Philip T. Masterson,                             Vice  President and Assistant  Counsel of the Manager  (since July 1998);
Assistant Secretary                              formerly,  an  associate  with  Davis,  Graham,  &  Stubbs  LLP  (January
(since August 15, 2002)                          1997-June  1998).  An officer of 72  portfolios  in the  OppenheimerFunds
Age: 38                                          complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Denis R. Molleur,
Assistant Secretary (since November 1, 2001)     Vice  President  and Senior  Counsel of the  Manager  (since  July 1999);
Age: 44                                          formerly  a  Vice   President  and  Associate   Counsel  of  the  Manager
                                                 (September   1995-July   1999).  An  officer  of  82  portfolios  in  the
                                                 OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Katherine P. Feld,                               Vice President and Senior Counsel (since July 1999) of the Manager;  Vice
Assistant Secretary (since November 1, 2001)
Age: 43                                          President  (since  June  1990)  of  OppenheimerFunds  Distributor,  Inc.;
                                                 Director,  Vice  President and Assistant  Secretary  (since June 1999) of
                                                 Centennial Asset Management  Corporation;  Vice President (since 1997) of
                                                 Oppenheimer  Real Asset  Management,  Inc.;  formerly Vice  President and
                                                 Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------
Kathleen T. Ives,                                Vice  President and Assistant  Counsel  (since June 1998) of the Manager;
Assistant Secretary (since November 1, 2001)
Age: 36                                          Vice President (since 1999) of OppenheimerFunds  Distributor,  Inc.; Vice
                                                 President and Assistant  Secretary (since 1999) of Shareholder  Services,
                                                 Inc.;  Assistant  Secretary  (since  December  2001) of  OppenheimerFunds
                                                 Legacy  Program  and  Shareholder  Financial  Services,   Inc.;  formerly
                                                 Assistant  Vice  President and Assistant  Counsel of the Manager  (August
                                                 1997-June  1998);  Assistant  Counsel of the Manager (August  1994-August
                                                 1997). An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------ --------------------------------------------------------------------------

         Remuneration  of  Trustees.  The  officers  of the  Fund and one  Trustee  of the Fund  (Mr.  Murphy)  are
affiliated  with the  Manager  and  receive no salary or fee from the Fund.  The  Independent  Trustees of the Fund received the compensation  shown below.  The compensation  from the Fund was paid during its fiscal year ended June
30, 2002. The compensation  from all of the Board I Funds (including the Fund) was received as a director,  trustee or member of a committee of the boards of those funds during the calendar year 2001.

------------------------------ ---------------------------------------- ------------------------------------------------
 Trustee Name and Other Fund      As of Fiscal Year Ended 06/30/02                  As of December 31, 2001
         Position(s)
       (as applicable)
------------------------------ ---------------------------------------- ------------------------------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
                                   Aggregate           Retirement         Estimated Annual     Total Compensation From
                                                                         Retirement Benefits   All Oppenheimer Funds
                                                                         Paid at Retirement    For Which Individual
                                                    Benefits Accrued      from all Board I     Serves As
                                  Compensation       as Part of Fund            Funds          Trustee/Director
                                   from Fund1           Expenses            (33 Funds) 2              (33 Funds)
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Leon Levy                              $0                  $83                $137,560                 $173,700
Chairman
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Robert G. Galli                        $0                 $244                $32,7662                $202,8863
Study Committee Member
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Phillip Griffiths                      $0                  $65                 $6,803                  $54,889
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Benjamin Lipstein                      $0                  $0                 $118,911                 $150,152
Study Committee Chairman,
Audit Committee Member
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Elizabeth B. Moynihan                  $0                 $316                 $52,348                 $105,760
Study Committee Member
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Kenneth A. Randall                     $0                 $192                 $76,827                 $97,012
Audit Committee Chairman
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Edward V. Regan                        $0                 $334                 $42,748                 $95,960
Proxy Committee Chairman,
Audit Committee Member
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Russell S. Reynolds, Jr.               $0                 $207                 $46,197                 $71,792
Proxy Committee Member
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Donald Spiro                           $0                  $78                 $3,625                  $64,080
------------------------------ ------------------- -------------------- ---------------------- -------------------------
------------------------------ ------------------- -------------------- ---------------------- -------------------------
Clayton K. Yeutter                     $0                 $158                 $31,982                 $71,792
Proxy Committee Member
------------------------------ ------------------- -------------------- ---------------------- -------------------------
1.       Compensation  includes  fees and deferred  compensation,  if any. No trustee fee expenses  were accrued to the Fund during its last fiscal year for each Trustee.
2.       Estimated  annual  retirement  benefits  paid at  retirement  is based on a  straight  life  payment  plan election.  The amount  for Mr.  Galli  includes  $14,818  for  serving  as a trustee  or  director  of 10
     Oppenheimer funds that are not Board I Funds.
3.       Includes  $97,126 for Mr.  Galli for serving as trustee or director of 10  Oppenheimer  funds that are not
     Board I Funds.

         Retirement  Plan for  Trustees.  The Fund has adopted a  retirement  plan that  provides  for  payments to retired  Trustees.  Payments  are up to 80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the highest  compensation  was  received.  A Trustee  must serve as trustee for any of the Board I
Oppenheimer  funds  for at least 15 years  to be  eligible  for the  maximum  payment.  Each  Trustee's  retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

         Deferred  Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation Plan for  Independent  Trustees  that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive  from the Fund.  Under the plan,  the  compensation  deferred by a Trustee is  periodically adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds selected by the Trustee.  The amount paid to the Trustee under the plan will be determined  based upon the  performance  of the selected funds.

         Deferral of Trustees'  fees under the plan will not materially  affect the Fund's  assets,  liabilities or net income per share.  The plan will not  obligate  the Fund to retain the  services  of any  Trustee or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval.

         |X| Major  Shareholders.  As of August 2, 2002,  the only persons who owned of record or were known by the
Fund to own of record 5% or more of any class of the Fund's outstanding shares were the following:

MLPF & S FBO Sole  Benefit  of its  customers,  Attn:  Fund  Admin.  #97007,  4800  Deer  Lake  Drive  E.  Floor 3,
Jacksonville,  Florida  32246-6484,  which  owned  908,864.862  Class A shares  (10.51% of the Class A shares  then outstanding) for the benefit of its customers.

MLPF & S for the Sole  Benefit  of its  customers,  Attn:  Fund  Admin  #97HU3,  4800  Deer  Lake  Drive,  Floor 3,
Jacksonville,  Florida  32246-6484,  which  owned  204,761.089  Class B shares  (7.38% of the  Class B shares  then outstanding) for the benefit of its customers.

MLPS & S FBO Sole Benefit of its customers,  Attn: Fund Admin #97HW0,  4800 Deer Lake Drive, Floor 3, Jacksonville,
Florida  32246-6484,  which owned  199,106.113  Class C shares (14.67% of the Class C shares then  outstanding) for the benefit of its customers.

Donaldson Lufkin Jenrette  Securities  Corporation  Inc., P.O Box 2052, Jersey City, New Jersey  07303-9998,  which owned 1,211.331 Class N shares (10.19% of the Class N shares then outstanding).

RPSS TR Rollover IRA FBO Mary W. Kelley,  15501 Northstone Drive,  Hunterville,  North Carolina  28078-5758,  which owned 1,102.249 Class N shares (9.27% of the Class N shares then outstanding).

RPSS TR Pacific Shore Funding a California  Corporation 401K Plan, Attn: Doreen Caughman,  23101 Lake Center Drive,
Suite 200, Lake Forest,  California  92630-2898,  which owned 1,029.891 Class N shares (8.66% of the Class N shares then outstanding).

RPSS TR Gussco Manufacturing,  Inc.401K Plan, Attn: Robert Sharp, 5112 2nd Avenue,  Brooklyn,  New York 11232-4309,
which owned 921.976 Class N shares (7.75% of the Class N shares then outstanding).

RPSS TR Rollover IRA FBO Mary A. Pax,  3748 Silver Maple Court,  New  Orleans,  Louisiana  70131-8326,  which owned
759.865 Class N shares (6.39% of the Class N shares then outstanding).

RPSS TR Rollover IRA FBO Michael D. King,  262 Mount Tabor Road,  Beckley  West  Virginia  25801-9333,  which owned
707.585 Class N shares (5.95% of the Class N shares then outstanding).

Donaldson Lufkin Jenrette Securities  Corporation Inc., P.O. Box 2052, Jersey City, New Jersey  07303-99978,  which owned 613.585 Class N shares (5.16% of the Class N shares then outstanding).

         The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

          |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain  employees,  including  portfolio  managers,  that would compete  with or take  advantage  of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You
can  obtain  information  about  the  hours  of  operation  of the  Public  Reference  Room by  calling  the SEC at
1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's
EDGAR  database  at the SEC's  Internet  website at  http://www.sec.gov.  Copies may be  obtained,  after  paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

         The Investment  Advisory  Agreement.  The Manager provides  investment advisory and management services to the Fund under an investment  advisory  agreement between the Manager and the Fund. The Manager selects  securities for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio  manager of the Fund is employed by the  Manager  and is the  person  who is  principally  responsible  for the  day-to-day  management  of the  Fund's portfolio.  Other members of the Manager's  Equity  Portfolio  Team provide the portfolio  manager with counsel and support in managing the Fund's portfolio.

         The advisory  agreement  requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the Manager to provide and  supervise  the  activities of all
administrative  and  clerical  personnel  required  to  provide  effective   administration  for  the  Fund.  Those
responsibilities  include  the  compilation  and  maintenance  of  records  with  respect  to its  operations,  the preparation and filing of specified  reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  brokerage commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer agent  expenses,  share issuance costs,  certain printing and registration costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the Manager are  calculated  at the rates  described  in the  Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion of the Fund's net assets  represented by that class.  The management fees paid by the Fund to the  Manager  during the Fund's most recent  three  fiscal  years,  taking into  account all expense  limitation provisions described in the prospectus, are as follows:

      ---------------------------------------- ---------------------------------------------------------------
                                                       Management Fees Paid to OppenheimerFunds, Inc.
              Fiscal Year ended 6/30:
      ---------------------------------------- ---------------------------------------------------------------
      ---------------------------------------- ---------------------------------------------------------------
                       2000                                               $719,230
      ---------------------------------------- ---------------------------------------------------------------
      ---------------------------------------- ---------------------------------------------------------------
                       2001                                               $566,405
      ---------------------------------------- ---------------------------------------------------------------
      ---------------------------------------- ---------------------------------------------------------------
                       2002                                               $828,649
      ---------------------------------------- ---------------------------------------------------------------

         The advisory agreement states that in the absence of willful  misfeasance,  bad faith, gross negligence in the performance of its duties or reckless  disregard of its  obligations  and duties under the investment  advisory agreement,  the  Manager  is not  liable  for any  loss the  Fund  sustains  for any  investment,  adoption  of any investment policy, or the purchase, sale or retention of any security.

         The advisory  agreement  permits the Manager to act as investment  adviser for any other  person,  firm or corporation and to use the name  "Oppenheimer" in connection with other  investment  companies for which it may act as investment  adviser or general  distributor.  If the Manager  shall no longer act as  investment  adviser to the
Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

|X|           Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager; and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the  investment  advisory  agreement,  including the  investment  advisory fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to arrange  the  portfolio  transactions  for the Fund.  The  advisory  agreement  contains provisions  relating to the employment of broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense, the "best execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the
Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions  in  securities  other than those for which an exchange is the primary  market are  generally done with  principals or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S.
markets.  Brokerage  commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income  agency  transactions in the secondary  market.  Otherwise  brokerage  commissions are paid only if it appears  likely that a better price or execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily  uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option  relates.  Other funds  advised by the Manager have  investment  policies  similar to those of the
Fund.  Those other funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase  the same security on the same day from the same dealer,  the  transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt  obligations are principal  transactions  at net prices.  Instead of using a broker for those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the Manager  determines  that a better price or execution can be obtained by using the services of a broker.
Purchases of portfolio  securities from  underwriters  include a commission paid by the issuer to the  underwriter.
Purchases  from  dealers  include  a spread  between  the bid and asked  prices.  The Fund  seeks to obtain  prompt execution of these orders at the most favorable net price.

         The investment  advisory agreement permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment  research services include  information and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

         The Board of Trustees  permits the Manager to use stated  commissions  on  secondary  fixed-income  agency trades to obtain  research  if the broker  represents  to the  Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  commission, and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits  the Manager to use commissions  on  fixed-price  offerings  to  obtain  research,  in the  same  manner  as is  permitted  for  agency transactions.

         The research  services  provided by brokers broadens the scope and supplements the research  activities of the Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

  ------------------------------------- ---------------------------------------------------------------------------
        Fiscal Year Ended 6/30:                       Total Brokerage Commissions Paid by the Fund1
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  2000                                                   $268,181
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  2001                                                   $121,814
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  20022                                                  $685,002
  ------------------------------------- ---------------------------------------------------------------------------
1.       Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2.       In the fiscal year ended June 30,  2002,  the amount of  transactions  directed  to brokers  for  research services was $0 and the amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's classes of shares.  The  Distributor  bears the  expenses  normally  attributable  to  sales,  including  advertising  and the  cost of  printing  and  mailing prospectuses,  other than those  furnished to existing  shareholders.  The  Distributor  is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

      The sales charges and  concessions  paid to, or retained by, the  Distributor  from the sale of shares during the Fund's three most recent fiscal years,  and the contingent  deferred sales charges  retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

--------------- ----------------------- -----------------------
Fiscal Year     Aggregate Front-End     Class A Front-End
                                        Sales Charges
Ended 6/30:     Sales Charges on        Retained by
                Class A Shares          Distributor
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2000              $169,188                $41,619
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2001              $84,163                 $18,231
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2002              $378,792                $91,8951
--------------- ----------------------- -----------------------
1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------- ----------------------- ----------------------- ------------------------ -----------------------
Fiscal Year     Concessions on Class    Concessions on Class    Concessions on Class C   Concessions on Class
Ended 6/30:     A Shares Advanced by    B Shares Advanced by    Shares Advanced by       N Shares Advanced by
                Distributor1            Distributor1            Distributor1             Distributor1
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2000               $6,927                 $316,028                 $32,162                    $0
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2001              $28,548                 $124,747                 $20,639                    $0
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2002              $18,805                 $527,097                $120,818                  $3,208
--------------- ----------------------- ----------------------- ------------------------ -----------------------
1.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------ -------------------------- ------------------------ ------------------------- -------------------------
Fiscal       Class A Contingent         Class B Contingent       Class C Contingent        Class N Contingent
Year         Deferred Sales             Deferred Sales           Deferred Sales            Deferred Sales
Ended        Charges Retained           Charges Retained         Charges Retained          Charges Retained
6/30:        by Distributor             by Distributor           by Distributor            By Distributor
------------ -------------------------- ------------------------ ------------------------- -------------------------
------------ -------------------------- ------------------------ ------------------------- -------------------------
   2002                 $0                     $103,742                  $23,927                      $0
------------ -------------------------- ------------------------ ------------------------- -------------------------

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class.

         Under the plans,  the Manager and the  Distributor  may make  payments  to  affiliates  and, in their sole discretion,  from time to time,  may use their own  resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The
Manager  may use its profits  from the  advisory  fee it  receives  from the Fund.  In their sole  discretion,  the
Distributor  and the Manager may increase or decrease the amount of payments  they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the  Fund's  Board  of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed material  amendment to the Class A Plan that would materially  increase payments under the Plan. That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each Class,  voting  separately by class.

         While the Plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  Reports  shall  detail the amount of all payments  made under a plan and the  purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under  the plan for a  class,  no  payment  will be made to any  recipient  in any  quarter  in which  the aggregate  net asset  value of all Fund  shares of that class held by the  recipient  for itself and its  customers does not  exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent
Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

         o Class A Service Plan Fees.  Under the Class A Service Plan, the  Distributor  currently uses the fees it receives  from the Fund to pay  brokers,  dealers  and  other  financial  institutions  (they  are  referred  to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other  services  at the  request of the Fund or the  Distributor.  While the plan  permits  the Board to  authorize payments to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so. The
Distributor  makes  payments to plan  recipients  quarterly  at an annual  rate not to exceed  0.25% of the average annual net assets  consisting  of Class A shares held in the accounts of the  recipients or their  customers.  With respect to purchases of Class A shares subject to a contingent  deferred sales charge by certain  retirement  plans that  purchased  such  shares  prior  to March 1,  2001  ("grandfathered  retirement  accounts"),  the  Distributor currently  intends  to pay the  service  fee to  Recipients  in  advance  for the first  year  after the shares are purchased.  After the first year shares are outstanding,  the Distributor  makes service fee payments to Recipients quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance  service  fee  payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed during the first year after their purchase,  the Recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

         For the fiscal period ended June 30, 2002,  payments  under the Class A Plan totaled  $177,506.00,  all of which was paid by the  Distributor to recipients.  That included  $5,047 paid to an affiliate of the  Distributor's parent  company.  Any  unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor  may not use payments  received  under the Class A
Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         o Class B, Class C and Class N Service  and  Distribution  Plan Fees.  Under each plan,  service  fees and distribution  fees  are  computed  on the  average  of the net  asset  value of  shares  in the  respective  class, determined as of the close of each regular  business day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plans  during the period for which the fee is paid.  The types of services  that  Recipients  provide are similar to the services  provided  under the Class A service plan, described above.  When Class B, Class C or Class N shares are sold without the designation of a broker-dealer,  the
Distributor is automatically  designated as the  broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

         The Class B,  Class C and Class N Plans  permit  the  Distributor  to retain  both the  asset-based  sales charges and the  service  fees or to pay  recipients  the service  fee on a  quarterly  basis,  without  payment in advance.  However, the Distributor  currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee  payments  quarterly  on those  shares.  The advance  payment is based on the net asset  value of shares  sold.
Shares  purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C and Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

         The  Distributor  retains the  asset-based  sales  charge on Class B and Class N shares.  The  Distributor retains the asset-based  sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C and/or Class N service fee and the  asset-based  sales  charge to the dealer  quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.
         The  asset-based  sales  charges  on Class B,  Class C and Class N shares  allow  investors  to buy shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The
Fund pays the  asset-based  sales charges to the Distributor  for its services  rendered in  distributing  Class B,
Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
         o   pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
         o   may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
         o   employs personnel to support distribution of Class B, Class C and Class N shares,
         o   bears the costs of sales  literature,  advertising  and  prospectuses  (other than those  furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
         o   may not be able to  adequately  compensate  dealers  that  sell  Class B,  Class C and  Class N shares without  receiving  payment  under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
         o   receives  payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
         o   may use the payments under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares,
         o   may  experience  increased  difficulty  selling  the  Fund's  shares  if  payments  under the plan are discontinued  because most  competitor  funds have plans that pay dealers for  rendering  distribution services as much or more than the amounts currently being paid by the Fund, and
         o   may not be able to continue providing,  at the same or at a lesser cost, the same quality distribution sales efforts and services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         When  Class  B,  Class C or Class N shares  are sold  without  the  designation  of a  broker-dealer,  the
Distributor is automatically  designated as the  broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

         The  Distributor's  actual  expenses  in selling  Class B, Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If the Class B, Class C or Class N plan is  terminated  by the Fund,  the Board of  Trustees  may allow the Fund to continue  payments of the asset-based  sales charge to the Distributor  for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 6/30/02
--------------------------------------------------------------------------------------------------------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
                                                                         Distributor's            Distributor's
                                                                           Aggregate              Unreimbursed
                                Total                Amount               Unreimbursed            Expenses as %
                              Payments            Retained by               Expenses              of Net Assets
         Class               Under Plan           Distributor              Under Plan               of Class
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class B Plan                  $230,757             $188,4531               $1,261,211                 3.45%
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class C Plan                  $110,618              $44,5442                $317,690                  1.81%
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class N Plan                    $173                 $1733                   $5,414                   4.16%
------------------------ -------------------- --------------------- ------------------------- ----------------------
1    Includes $1,127 paid to an affiliate of the Distributor's parent company.
2    Includes $490 paid to an affiliate of the Distributor's parent company.
3    Includes $0 paid to an affiliate of the Distributor's parent company.

         All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The  Fund  uses  a  variety  of  terms  to  illustrate  its  investment performance.  Those terms include  "cumulative  total return," "average annual total return," "average annual total return at net asset  value"  and  "total  return at net asset  value."  An  explanation  of how total  returns  are calculated is set forth below.  The charts below show the Fund's  performance of the Fund's most recent fiscal year end. You can obtain current  performance as information by calling the Fund's Transfer Agent at  1.800.CALL.OPP  or by visiting the OppenheimerFunds Internet website at http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In  general,  any  advertisement  by the Fund of its  performance  data must  include the average  annual total returns for the advertised  class of shares of the Fund.  Those returns must be shown for the
1-, 5- and 10-year  periods  (or the life of the class,  if less)  ending as of the most  recently  ended  calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:

         o Total returns  measure the  performance of a hypothetical  account in the Fund over various  periods and do not show the performance of each  shareholder's  account.  Your account's  performance  will vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
         o The Fund's  performance  returns do not  reflect  the effect of taxes on  dividends  and  capital  gains distributions.
         o An investment in the Fund is not insured by the FDIC or any other government agency.
         o The  principal  value of the Fund's  shares and total  returns  are not  guaranteed  and  normally  will fluctuate on a daily basis.
         o When an investor's shares are redeemed, they may be worth more or less than their original cost.
         o Total returns for any given past period represent  historical  performance  information and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns  of each  class of  shares of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

         Total  Return  Information.   There  are  different  types  of  "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed the SEC. The methodology is discussed below.

         In  calculating  total  returns  for Class A  shares,  the  current  maximum  sales  charge of 5.75% (as a percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the  second  year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none thereafter.  For Class C shares,  the 1%  contingent  deferred  sales charge is deducted for returns for the 1-year period.  For Class N shares,  the 1%  contingent  deferred  sales  charge is deducted  for returns for the one year period,  and total returns for the periods prior to 3/1/01 (the  inception date for Class N shares) is based on the
Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

         o Average  Annual Total  Return.  The "average  annual  total  return" of each class is an average  annual compounded  rate of return  for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the  formula)  to achieve an Ending  Redeemable  Value  ("ERV" in the  formula)  of that  investment, according to the following formula:

  ERV    l/n     - 1     = Average Annual Total Return
  ---
    P

                  |_| Average  Annual  Total  Return  (After Taxes on  Distributions).  The  "average  annual total return (after taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified  number of years,  adjusted to show the effect of federal taxes  (calculated  using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the
Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical  initial investment  of $1,000  ("P" in the  formula  below)  held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVD" in the  formula) of that  investment,  after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

  ATVD   l/n       - 1   = Average Annual Total Return (After Taxes on Distributions)
  ---
    P

                  |_| Average  Annual Total Return (After Taxes on  Distributions  and  Redemptions).  The "average annual  total  return  (after  taxes on  distributions  and  redemptions)"  of Class A shares is an average  annual compounded  rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes  (calculated  using the highest  individual  marginal  federal income tax rates in effect on any reinvestment date) on any  distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits (each  calculated using the highest federal  individual  capital gains tax rate in effect on the redemption  date)  resulting  from the redemption of the shares at the end of the period.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to achieve  an ending  value  ("ATVDR"  in the  formula)  of that investment,  after  taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares, according to the following formula:

  ATVDR  l/n        - 1    = Average Annual Total Return (After Taxes on Distributions and Redemption)
  ---
    P

         o Cumulative Total Return.  The "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

         |_|  Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an average annual total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the period for a  hypothetical  investment  in that class of shares  (without  considering  front-end or contingent
deferred  sales  charges)  and  takes  into   consideration   the  reinvestment  of  dividends  and  capital  gains
distributions.

---------------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 06/30/02
---------------------------------------------------------------------------------------------------------------------
-------------- --------------------------- --------------------------------------------------------------------------
                Cumulative Total Return
                                                                 Average Annual Total Returns

    Class
  of Shares
-------------- --------------------------- --------------------------------------------------------------------------
-------------- --------------------------- ---------------------- ------------------------- -------------------------
                   (10 Years or life
                       of class)                  1-Year               5-Year or Life           10-Year or Life
-------------- --------------------------- ---------------------- ------------------------- -------------------------
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
                  After        Without       After     Without       After       Without       After       Without
                  Sales         Sales        Sales      Sales        Sales        Sales        Sales        Sales
                  Charge        Charge      Charge      Charge      Charge       Charge       Charge       Charge
                  (MOP)         (NAV)        (MOP)      (NAV)        (MOP)        (NAV)        (MOP)        (NAV)
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
Class A         34.65%(1)     42.87%(1)     33.42%      41.56%       1.91%        3.12%        3.02%        3.63%
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
Class B         14.79%(2)     14.79%(2)     35.46%      40.46%       1.98%        2.34%      2.09%(2)     2.09%(2)
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
Class C         14.52%(3)     14.52%(3)     39.46%      40.46%       2.35%        2.35%      2.06%(3)     2.06%(3)
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------
Class N         52.04%(4)     53.04%(4)     39.97%      40.97%     37.01%(4)    37.69%(4)       N/A          N/A
-------------- ------------- ------------- ---------- ----------- ------------ ------------ ------------ ------------

(1) Inception A:  07/19/83
(2) Inception B:  11/01/95
(3) Inception C:  11/01/95
(4) Inception N:   03/01/01

  ---------------------------------------------------------------------------------------------------------------
                      Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                                          For the Periods Ended 12/31/01
  ---------------------------------------------------------------------------------------------------------------
  -------------------------------------- ------------------------ ----------------------- -----------------------
                                                 1-Year             5-Year or Life of       10-Year or Life of
                                                                          Class                   Class
                                         ------------------------ ----------------------- -----------------------
                                         ------------------------ ----------------------- -----------------------
  -------------------------------------         30.97%                     1.13%                   2.57%
      After Taxes on Distributions
  -------------------------------------- ------------------------ ----------------------- -----------------------
  -------------------------------------- ------------------------ ----------------------- -----------------------
  After Taxes on Distributions and              19.92%                     1.05%                   2.21%
  Redemption of Fund Shares
  -------------------------------------- ------------------------ ----------------------- -----------------------
   1. Inception of Class A shares: 7/19/83.

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the Transfer
Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The
Fund may also compare its performance to that of other  investments,  including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         o Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance of its classes of shares by Lipper, Inc.  ("Lipper").  Lipper is a  widely-recognized  independent mutual fund monitoring service.
Lipper  monitors  the  performance  of  regulated  investment  companies,  including  the  Fund,  and  ranks  their performance  for various  periods in  categories  based on investment  styles.  Lipper  currently  ranks the Fund's performance  against all other  gold-oriented  funds.  The Lipper  performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         o  Morningstar  Rankings.  From time to time the Fund may publish the star ranking of the  performance  of its classes of shares by  Morningstar,  Inc., an independent  mutual fund  monitoring  service.  Morningstar  ranks mutual funds in their specialized market sector. The Fund is ranked among specialty-precious metals funds.

Morningstar  proprietary star rankings reflect  historical  risk-adjusted  total investment  return.  For each fund with  at  least a  three-year  history,  Morningstar  calculates  a  Morningstar  Rating(TM)based  on a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly  performance  (including the effects of sales  charges,  loads,  and  redemption  fees),  placing more  emphasis on downward  variations  and  rewarding consistent  performance.  The top 10% of funds in each  category  receive 5 stars,  the next 22.5% receive 4 stars, the next 35%  receive 3 stars,  the next 22.5%  receive 2 stars,  and the bottom 10%  receive 1 star.  (Each  share class is  counted  as a  fraction  of one fund  within  this  scale and rated  separately,  which may cause  slight variations in the distribution  percentages.) The Overall  Morningstar Rating for a fund is derived from a weighted average of the performance  figures  associated  with its three-,  five-and  ten-year (if  applicable)  Morningstar
Rating metrics.

         o Performance  Rankings and  Comparisons  by Other Entities and  Publications.  From time to time the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street Journal,  Barron's,  or similar  publications.
That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in  publications  to the  performance of various market indices or other  investments,  and  averages,  performance  rankings or other  benchmarks  prepared by  recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the Oppenheimer funds  themselves.  Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their  services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the  opinions  of the rating or  ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
        characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional  information  is presented  below about the methods that can be used to buy shares of the Fund.
Appendix B contains more  information  about the special  sales charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective
November 1, 2002, for any new Asset Builder Plan, each purchase through AccountLink must be at least $50 and
                                                                                                         ---
shareholders must invest at least $500 before an Asset Builder Plan can be established on a new account. Accounts established prior to November 1, 2001, will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New
York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If
Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix B to this  Statement  of  Additional  Information  because the
Distributor or dealer or broker incurs little or no selling expenses.

          |X| Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                 A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The  Distributor  will add the value,  at current  offering  price,  of the shares you  previously  purchased  and  currently  own to the value of current  purchases to determine  the sales charge rate that  applies.  The reduced  sales charge will apply only to current purchases. You must request it when you buy shares.

         The  Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                        Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                        Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                              Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                             Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                         Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                      Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                      Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                   Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                       Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                      Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                      Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                  Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                 Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                      Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                  Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                      Oppenheimer Value Fund
Oppenheimer International Bond Fund                          Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                        Rochester Fund Municipals
Oppenheimer International Small Company Fund                 OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                     OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund             OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                     OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                       OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                      OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund

And the following money market funds:

Centennial America Fund, L. P.                               Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust
Centennial Government Trust                                  Oppenheimer Cash Reserves
Centennial Money Market Trust                                Oppenheimer Money Market Fund, Inc.

1  -  "OSM" stands for Oppenheimer Select Managers

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds described  above  except the money  market  funds.  Under  certain  circumstances  described  in this  Statement of
Additional  Information,  redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the
Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your  purchases of Class A shares.  The total amount of your intended  purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased  during that period.  You can include purchases  made up to 90 days before the date of the Letter.  Letters of Intent do not consider  Class C or Class N shares you purchase or may have purchased.

         A Letter of Intent is an investor's  statement in writing to the  Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other  Oppenheimer  funds)  during a 13-month  period
(the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount specified  in the Letter.  Purchases  made by  reinvestment  of  dividends or  distributions  of capital  gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables  an  investor  to count  the Class A and Class B shares  purchased  under the  Letter to obtain the reduced  sales  charge rate on  purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)
that applies  under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering  price  (including  the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor makes no commitment to purchase shares.  However,  if the investor's purchases  of shares  within  the  Letter of Intent  period,  when  added to the value (at  offering  price) of the investor's  holdings  of  shares on the last day of that  period,  do not equal or  exceed  the  intended  purchase amount,  the investor  agrees to pay the  additional  amount of sales charge  applicable  to such  purchases.  That amount is  described  in "Terms of  Escrow,"  below  (those  terms may be amended by the  Distributor  from time to time).  The  investor  agrees  that shares  equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer  Agent subject to the Terms of Escrow.  Also,  the investor  agrees to be bound by the terms of the Prospectus,  this Statement of Additional  Information and the application  used for a Letter of Intent.  If those  terms are  amended,  as they may be from time to time by the Fund,  the  investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total  eligible  purchases  made  during  the  Letter of Intent  period do not equal or exceed  the intended  purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge retained by the  Distributor  will be adjusted to the rates  applicable to actual total  purchases.
If total eligible  purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales charge rate  reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the
Distributor  the excess of the amount of  concessions  allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess  concessions  returned to the Distributor will be used to purchase  additional  shares for the  investor's  account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  concessions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination  of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record  and/or the  investor  to advise the  Distributor  about the Letter in placing any  purchase  orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         o Terms of Escrow That Apply to Letters of Intent.

1.       Out of the initial  purchase (or subsequent  purchases if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the  offering  price  adjusted for a $50,000  purchase).  Any  dividends  and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.    If the total minimum  investment  specified under the Letter is completed within the  thirteen-month
Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the  thirteen-month  Letter of Intent period the total  purchases  pursuant to the
Letter  are less than the  intended  purchase  amount  specified  in the  Letter,  the  investor  must remit to the
Distributor  an amount equal to the  difference  between the dollar amount of sales  charges  actually paid and the amount of sales  charges  which would have been paid if the total amount  purchased had been made at a single time.
That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the Letter.  If the difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer, the  Distributor  will,  within sixty days of the  expiration of the Letter,  redeem the number of escrowed  shares necessary to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released  from  escrow.  If a request is received to redeem  escrowed  shares  prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter,  the investor  irrevocably  constitutes  and  appoints the Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5.    The shares  eligible  for purchase  under the Letter (or the holding of which may be counted  toward completion of a Letter) include:
               (a)  Class A shares sold with a front-end  sales charge or subject to a Class A contingent  deferred sales charge,
               (b)  Class B shares of other  Oppenheimer  funds  acquired  subject to a contingent  deferred  sales charge, and
               (c)  Class A or Class B shares  acquired  by  exchange  of  either  (1) Class A shares of one of the other  Oppenheimer  funds  that  were  acquired  subject  to a Class A  initial  or  contingent deferred  sales  charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

         6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another  fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled "How to Exchange  Shares"
and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum in $25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established.
                     ---
Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change  the amount of your Asset  Builder  payment or you can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information.
Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million. OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is  returned to the Fund  unpaid)  causes a loss to be  incurred  when the net asset  values of the
Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor  will do
so. The Fund may  reimburse  the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund. However,  each class has different  shareholder  privileges and features.  The net income attributable to Class B, Class C or Class N shares  and the  dividends  payable  on Class B,  Class C or Class N shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

         The  availability  of different  classes of shares  permits an investor to choose the method of purchasing shares that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial  sales charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and  financial  institutions  that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of  compensation  for selling one class of shares rather than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.
|X|       Class A Shares  Subject to a Contingent  Deferred  Sales  Charge.  For purchases of Class A shares at net asset value whether or not subject to a contingent  deferred sales charge as described in the Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as  described in the  Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of shares of another mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the  purchase  occurs  more  than 30 days  after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that concession will not be paid on purchases of Class A shares at net  asset  value by a  retirement  plan  made  with the  redemption  proceeds  of Class N shares of one or more
Oppenheimer funds held by the plan for more than 18 months.

          o Class B Conversion Under current  interpretations  of applicable federal income tax law by the Internal
Revenue  Service,  the  conversion  of Class B shares to Class A shares after six years is not treated as a taxable event for the  shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares could then be  exchanged  for Class A shares on the basis of relative  net asset  value of the two  classes,  without the  imposition  of a sales  charge or fee,  such exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability  of Class N Shares.  In addition to the  description  of the types of  retirement  plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs(including SEP IRAs and SIMPLE IRAs)
o        to all rollover  contributions made to individual 401(k) plans,  Profit-Sharing  Plans, and Money Purchase
                 Pension Plans
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as defined in Appendix B to this Statement of Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o        to  Retirement  Plans  qualified  under  Sections  401(a) or  401(k) of the  Internal  Revenue  Code,  the
                 recordkeeper  or the plan  sponsor  for  which  has  entered  into a  special  agreement  with the
                 Distributor,
o        to  Retirement  Plans of a plan  sponsor  where the  aggregate  assets of all such plans  invested  in the
                 Oppenheimer funds is $500,000 or more,
o        to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the  purchase  with  the  redemption proceeds of Class A shares of one or more Oppenheimer funds.
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         o Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal fees and auditing  costs.  Those expenses are paid out of the
Fund's assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for calculating  the net asset value,  dividends and  distributions  of the Fund's share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional  Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class are  allocated  equally to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service plan (12b-1)
fees, transfer and shareholder  servicing agent fees and expenses,  and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
------------------------

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange  ("the  Exchange") on each day that the
Exchange is open. The  calculation is done by dividing the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some other days (for  example,  in case of weather  emergencies  or on days falling before a U.S.  holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time."
The  Exchange's  most  recent  annual  announcement  (which is subject to change)  states that it will close on New
Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the
Exchange is closed  (including  weekends and holidays) or after 4:00 P.M. on a regular  business  day.  Because the
Fund's net asset  values  will not be  calculated  on those  days,  the  Fund's  net asset  values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally,  trading on
European and Asian stock exchanges and  over-the-counter  markets normally is completed before the close of The New
York Stock Exchange.

         Changes in the values of  securities  traded on foreign  exchanges  or markets as a result of events  that occur after the prices of those  securities are  determined,  but before the close of The New York Stock  Exchange, will not be reflected  in the Fund's  calculation  of its net asset  values that day unless the Manager  determines that the event is likely to effect a material  change in the value of the  security.  The  Manager,  or an internal valuation  committee  established  by the Manager,  as  applicable,  may  establish a valuation,  under  procedures established by the Board subject to the approval,  ratification  and  confirmation by the Board at its next ensuing meeting.

         Securities  Valuation.  The Fund's Board of Trustees has  established  procedures for the valuation of the
Fund's securities. In general those procedures are as follows:

         o Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
         (1)  if last sale  information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
         (2)  if last sale  information is not available on a valuation  date, they are valued at the last reported sale price  preceding the valuation  date if it is within the spread of the closing "bid" and "asked"
              prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

         o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the  Manager  from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean  between  the "bid" and  "asked"  prices  obtained  from the  principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

         o  Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean between the "bid" and "asked" prices  determined by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager from two active  market  makers in the  security on the basis of  reasonable inquiry.

         o The following  securities  are valued at the mean between the "bid" and "asked"  prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt  instruments  that had a maturity of 397 days or less when  issued and have a  remaining  maturity of more than 60 days, and
(3)      non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         o The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
(1)      money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

         o Securities (including restricted securities) not having  readily-available  market quotations are valued at fair value  determined  under the  Board's  procedures.  If the  Manager  is unable to locate two market  makers willing to give quotes,  a security may be priced at the mean  between the "bid" and "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not  generally  available,  the  Manager  may use  pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable are used to value  foreign  currency,  including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the  principal  exchange on which they are traded or on Nasdaq,  as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there  were no sales  that day,  they  shall be valued  at the last sale  price on the  preceding trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal  exchange or on
Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active  market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an  option,  an amount  equal to the  premium  received  is  included  in the Fund's
Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current  market value of the option.  In  determining  the
Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the premium.
If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within  six  months  of a  redemption,  a  shareholder  may  reinvest  all or part of the redemption proceeds of:
         o Class A shares  purchased  subject to an initial  sales  charge or Class A shares on which a  contingent deferred sales charge was paid, or
         o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange  Shares" below.
Reinvestment  will be at the net asset value next  computed  after the Transfer  Agent  receives  the  reinvestment order. The shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C or Class N shares.  The Fund may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital loss on the  redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal
Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge,  the  shareholder's basis in the shares of the Fund that were  redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.  However,  under  certain  circumstances,  the Board of Trustees of the Fund may  determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly  or  partly  in  cash.  In that  case,  the Fund may pay the  redemption  proceeds  in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has  elected to be  governed  by Rule  18f-1  under the 1940 Act.  Under  that rule,  the Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder  might incur brokerage  or other  costs in  selling  the  securities  for  cash.  The Fund  will  value  securities  used to pay redemptions  in kind using the same method the Fund uses to value its portfolio  securities  described  above under
"Determination  of Net Asset Values Per Share." That valuation will be made as of the time the redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares  held in any  account if the  aggregate  net asset  value of those  shares is less than $200 or such  lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the aggregate  net asset  value of such  shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder  to  increase  the  investment,  or set other  terms and  conditions  so that the  shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the  transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are  transferred,  the  transferred shares will remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the transferee shareholder  had  acquired  the  transferred  shares in the same  manner  and at the same time as the  transferring shareholder.

         If less than all shares  held in an account  are  transferred,  and some but not all shares in the account would be subject to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under "How to Buy  Shares"  for the  imposition  of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,
Simple IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares"
in the Prospectus or on the back cover of this Statement of Additional Information. The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants   (other  than  self-employed  plan  sponsors)  in   OppenheimerFunds-sponsored   pension  or
profit-sharing  plans  with  shares  of the Fund  held in the name of the plan or its  fiduciary  may not  directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution  request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the Internal Revenue
Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund, the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received  by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00
P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic  Withdrawal Plan. Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the  account  and the address  must not have been changed within the prior 30 days. Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the account  application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the account application.  If a contingent deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make  regular  additional  Class A share  purchases while  participating  in an  Automatic  Withdrawal  Plan.  Class B,  Class C and Class N  shareholders  should  not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N contingent  deferred  sales charge is waived as described in Appendix B to this Statement of Additional Information).

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  that apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer  Agent to exchange a  pre-determined amount  of  shares  of the Fund for  shares  (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund  account is $25.  Effective  November 1, 2002 minimum  amount that may be exchanged to each  other  fund  account  is  $50.  Instructions  should  be  provided  on the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this  Statement of  Additional
Information.

         Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as  necessary  to meet  withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's   Automatic  Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer
Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund  purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed  to the Transfer  Agent with the Plan  application  so that the shares  represented  by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan withdrawals will normally be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer  Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give directions  to the Transfer  Agent to  terminate a Plan.  The  Transfer  Agent will also  terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated form in the name of the Planholder.  The account will continue as a  dividend-reinvestment,  uncertificated account unless and until  proper  instructions  are received  from the  Planholder,  his or her  executor or  guardian,  or another authorized person.

         To use shares held under the Plan as  collateral  for a debt,  the  Planholder  may request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of  shares  may be  exchanged  only for  shares  of the same  class of other  Oppenheimer  funds.  Shares  of
Oppenheimer  funds  that have a single  class  without a class  designation  are  deemed  "Class A" shares for this purpose.  You can  obtain a current  list  showing  which  funds  offer  which  classes  of shares by  calling  the
Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund              Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or
         Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
         Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
         Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  Although  the Fund may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days' notice prior to materially  amending or  terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

              |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund
     Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
     Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other
     Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the
     Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The
     Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in
     "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders  owning  shares  of more than one  class  must  specify  which  class of shares  they wish to exchange.

         o Limits  on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or  written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.
      o Telephone  Exchange  Requests.  When exchanging  shares by telephone,  a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be  submitted.  If all  telephone  lines are busy (which might occur for example,  during periods of substantial market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      o  Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed  on the regular  business  day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.  When you exchange some or all of your shares from one fund to another,  any special  account feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the Transfer  Agent not to do so.  However,  special  redemption and exchange  features such as Automatic  Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include  shares  covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without  restriction will be exchanged.

         The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks. A shareholder  should assure that the fund selected is appropriate  for his or her investment and should be aware of the tax  consequences  of an exchange.  For federal  income tax purposes,  an exchange  transaction  is treated  as a  redemption  of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"
above,  discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases. The Fund, the
Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

         Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition  of the Fund's  portfolio, and expenses  borne by the Fund or borne  separately by a class.  Dividends are  calculated in the same manner,  at the same time,  and on the same day for each class of shares.  However,  dividends  on Class B, Class C and Class N shares  are  expected  to be  lower  than  dividends  on Class A  shares.  That is  because  of the  effect  of the asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as  promptly as  possible  after the return of such checks to the  Transfer
Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the  Fund and the  Transfer  Agent  will  not be  liable  to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and  Redemptions  of Shares.  The federal tax treatment of the
Fund's dividends and capital gains  distributions is briefly  highlighted in the prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the  Prospectus and this Statement of Additional  Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the
Fund are urged to consult  their tax advisers  with specific  reference to their own tax  circumstances  as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         |X|   Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X|  Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that
                                            -------
number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

          |X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her
                                                                                               -
shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the
Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

           |X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S.
                                                        ---
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person.
All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax  consequences  to foreign  persons  entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Foreign  shareholders  are urged to consult their own tax advisors or the U.S.  Internal  Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital  gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  listed  above.
Reinvestment  will be made  without  sales  charge  at the net  asset  value  per  share in  effect at the close of business on the payable date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial institutions that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a  subsidiary  of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder  servicing and administrative  functions.
It serves as the Transfer  Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  The Bank of New York is the  custodian  of the Fund's  assets.  The  custodian's  responsibilities include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It will be the practice of the Fund to deal with the custodian in a manner  uninfluenced  by any banking  relationship  the  custodian  may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER GOLD & SPECIAL MINERALS FUND:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Gold & Special Minerals Fund, including the statement of investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Gold & Special Minerals Fund as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP
   KPMG LLP

 Denver, Colorado
 July 22, 2002

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2002
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
================================================================================
 COMMON STOCKS--99.8%
--------------------------------------------------------------------------------
 INDUSTRIALS--1.1%
--------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.1%
 Intermet Corp.                                        180,000   $  1,933,200
--------------------------------------------------------------------------------
 MATERIALS--97.8%
--------------------------------------------------------------------------------
 METALS & MINING--97.8%
 Agnico-Eagle Mines Ltd.                               580,000      8,427,905
--------------------------------------------------------------------------------
 Anglo American Platinum Corp. Ltd.                    140,600      5,523,084
--------------------------------------------------------------------------------
 AngloGold Ltd.                                         61,500      3,268,865
--------------------------------------------------------------------------------
 AngloGold Ltd., CUFS                                  337,240      1,893,265
--------------------------------------------------------------------------------
 AngloGold Ltd., Sponsored ADR                         244,007      6,363,703
--------------------------------------------------------------------------------
 Aquarius Platinum Ltd.                                100,300        567,026
--------------------------------------------------------------------------------
 Ashanti Goldfields Co. Ltd., Sponsored GDR(1)       1,431,220      7,027,290
--------------------------------------------------------------------------------
 Aur Resources, Inc.(1)                                600,000      1,846,275
--------------------------------------------------------------------------------
 Avgold Ltd.(1)                                      1,330,000      1,032,008
--------------------------------------------------------------------------------
 Barrick Gold Corp.                                    479,000      9,096,210
--------------------------------------------------------------------------------
 Bema Gold Corp.(1)                                  1,205,200      1,600,700
--------------------------------------------------------------------------------
 Brancote Holdings plc(1)                              282,000        857,556
--------------------------------------------------------------------------------
 Cambior, Inc.(1)                                    1,048,900      1,158,624
--------------------------------------------------------------------------------
 Crystallex International Corp.(1)                     402,000        719,580
--------------------------------------------------------------------------------
 Durban Roodepoort Deep Ltd.(1)                        277,047      1,155,213
--------------------------------------------------------------------------------
 Echo Bay Mines Ltd.(1)                              1,300,000      1,495,000
--------------------------------------------------------------------------------
 Eldorado Gold Corp. Ltd.(1)                         1,500,000      1,193,372
--------------------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)        481,100      8,587,635
--------------------------------------------------------------------------------
 Gabriel Resources Ltd.(1)                             200,000        671,971
--------------------------------------------------------------------------------
 Gencor Ltd.                                           620,000      2,706,111
--------------------------------------------------------------------------------
 Gerdau SA, Preference                              15,700,000        161,379
--------------------------------------------------------------------------------
 Glamis Gold Ltd.(1)                                   950,900      8,359,217
--------------------------------------------------------------------------------
 Gold Fields Ltd.                                      602,147      7,113,628
--------------------------------------------------------------------------------
 Goldcorp, Inc.                                        857,800      8,759,047
--------------------------------------------------------------------------------
 Golden Star Resources Ltd.(1)                         530,000        958,314
--------------------------------------------------------------------------------
 Harmony Gold Mining Co.                               554,600      7,638,526
--------------------------------------------------------------------------------
 High River Gold Mines Ltd.(1)                         598,500        668,979
--------------------------------------------------------------------------------
 IAMGOLD Corp.                                         530,000      2,038,596
--------------------------------------------------------------------------------
 Impala Platinum Holdings Ltd.                         115,500      6,405,713
--------------------------------------------------------------------------------
 Johnson Matthey plc                                   160,900      2,462,409
--------------------------------------------------------------------------------
 Kinross Gold Corp.(1)                               1,268,700      2,836,202
--------------------------------------------------------------------------------
 Lihir Gold Ltd.(1)                                  2,500,000      1,880,690
--------------------------------------------------------------------------------
 Meridian Gold, Inc.(1)                                500,400      8,126,688
--------------------------------------------------------------------------------
 Miramar Mining Corp.(1)                             1,000,000      1,078,309
--------------------------------------------------------------------------------
 Newcrest Mining Ltd.                                  708,997      3,017,074

11 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 METALS & MINING Continued
 Newmont Mining Corp. (Holding Co.)                    322,915   $  8,502,352
--------------------------------------------------------------------------------
 Normandy NFM Ltd.                                     103,000        954,099
--------------------------------------------------------------------------------
 North American Palladium Ltd.(1)                      362,900      2,099,757
--------------------------------------------------------------------------------
 Northam Platinum Ltd.                                 510,100        823,779
--------------------------------------------------------------------------------
 Pan American Silver Corp.(1)                          160,700      1,200,429
--------------------------------------------------------------------------------
 Pechiney SA                                            39,010      1,781,840
--------------------------------------------------------------------------------
 Phelps Dodge Corp.                                    151,800      6,254,160
--------------------------------------------------------------------------------
 Placer Dome, Inc.                                     710,000      7,959,100
--------------------------------------------------------------------------------
 Repadre Capital Corp.(1)                              341,500      1,773,851
--------------------------------------------------------------------------------
 Rio Narcea Gold Mines Ltd.(1)                         220,000        224,209
--------------------------------------------------------------------------------
 River Gold Mines Ltd.(1)                              211,700        466,300
--------------------------------------------------------------------------------
 Royal Gold, Inc.                                      200,000      2,732,000
--------------------------------------------------------------------------------
 Sons of Gwalia Ltd.                                   653,019      2,217,959
--------------------------------------------------------------------------------
 Trans Hex Group Ltd.                                  145,300        271,292
--------------------------------------------------------------------------------
 TVX Gold, Inc.(1)                                   3,103,100      4,344,340
                                                                 ---------------
                                                                  168,301,631
--------------------------------------------------------------------------------
 UTILITIES--0.9%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.9%
 Teck Cominco Ltd., Cl. B                              160,000      1,446,513
                                                                 ---------------
 Total Common Stocks (Cost $142,391,107)                          171,681,344

                                                         UNITS
================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 Goldcorp, Inc. Wts., Exp. 4/30/07(1) (Cost $0)          7,500         48,750

                                                     PRINCIPAL
                                                        AMOUNT
================================================================================
 REPURCHASE AGREEMENTS--2.9%
 Repurchase agreement with Zion
 Bank/Capital Markets Group, 1.87%, dated
 6/28/02, to be repurchased at $4,928,768
 on 7/1/02, collateralized by U.S.
 Treasury Nts., 6.50%, 10/15/06, with a
 value of $4,898,174 and U.S. Treasury
 Bills, 9/5/02, with a value of $136,561
 (Cost $4,928,000)                                  $4,928,000      4,928,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $147,319,107)         102.7%   176,658,094
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                    (2.7)    (4,623,532)
                                                         -----------------------
 NET ASSETS                                              100.0%  $172,034,562
                                                         =======================

12 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A
PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHICAL DIVERSIFICATION           MARKET VALUE         PERCENT
---------------------------------------------------------------------
 Canada                                 $ 76,383,658            43.2%
 South Africa                             49,329,212            27.9
 United States                            34,432,347            19.5
 Australia                                10,530,113             6.0
 Great Britain                             3,319,965             1.9
 France                                    1,781,840             1.0
 China                                       719,580             0.4
 Brazil                                      161,379             0.1
                                        -----------------------------
 Total                                  $176,658,094           100.0%
                                        =============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  June 30, 2002
--------------------------------------------------------------------------------

================================================================================
 ASSETS

 Investments, at value (cost $147,319,107)--
 see accompanying statement                                      $176,658,094
--------------------------------------------------------------------------------
 Cash                                                                  47,513
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                    251
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   2,835,639
 Shares of beneficial interest sold                                 1,008,907
 Interest and dividends                                                44,721
 Other                                                                  2,581
                                                               ----------------
 Total assets                                                     180,597,706

================================================================================
 LIABILITIES
 Unrealized depreciation on foreign currency contracts                    957
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              5,858,290
 Shares of beneficial interest redeemed                             2,428,101
 Shareholder reports                                                   98,749
 Distribution and service plan fees                                    97,296
 Transfer and shareholder servicing agent fees                         35,772
 Trustees' compensation                                                22,992
 Other                                                                 20,987
                                                               ----------------
 Total liabilities                                                  8,563,144

================================================================================
 NET ASSETS                                                      $172,034,562
                                                               ================

================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                 $160,512,079
--------------------------------------------------------------------------------
 Overdistributed net investment income                             (4,106,959)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                    (13,719,049)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies       29,348,491
                                                               ----------------
 NET ASSETS                                                      $172,034,562
                                                               ================

14 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

============================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $117,793,935 and 8,808,974 shares of beneficial interest outstanding)                $13.37
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                             $14.19
--------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,584,572
 and 2,791,680 shares of beneficial interest outstanding)                             $13.10
--------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,525,953
 and 1,336,953 shares of beneficial interest outstanding)                             $13.11
--------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $130,102 and
 9,772 shares of beneficial interest outstanding)                                     $13.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended June 30, 2002
--------------------------------------------------------------------------------

================================================================================
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $68,403)          $ 1,914,123
--------------------------------------------------------------------------------
 Interest                                                              52,156
                                                                  --------------
 Total investment income                                            1,966,279
================================================================================
 EXPENSES
 Management fees                                                      828,649
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              177,506
 Class B                                                              230,757
 Class C                                                              110,618
 Class N                                                                  173
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              244,696
 Class B                                                               73,776
 Class C                                                               35,379
 Class N                                                                  100
--------------------------------------------------------------------------------
 Shareholder reports                                                  116,810
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           20,827
--------------------------------------------------------------------------------
 Other                                                                 26,517
                                                                  --------------
 Total expenses                                                     1,865,808
 Less reduction to custodian expenses                                    (592)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees -- Class A, B, C and N                                     (1,569)
                                                                  --------------
 Net expenses                                                       1,863,647

================================================================================
 NET INVESTMENT INCOME                                                102,632

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                        7,441,257
 Foreign currency transactions                                     (3,590,844)
                                                                  --------------
 Net realized gain                                                  3,850,413
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                       28,013,219
 Translation of assets and liabilities denominated in
 foreign currencies                                                 3,350,494
                                                                  --------------
 Net change                                                        31,363,713
                                                                  --------------
 Net realized and unrealized gain                                  35,214,126

================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $35,316,758
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JUNE 30,                                         2002          2001
================================================================================
 OPERATIONS
 Net investment income                               $    102,632  $  1,197,915
--------------------------------------------------------------------------------
 Net realized gain                                      3,850,413     4,409,891
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                 31,363,713     5,490,279
                                                     ---------------------------
 Net increase in net assets resulting from operations  35,316,758    11,098,085

================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                               (2,919,810)   (1,403,871)
 Class B                                                 (757,411)     (231,348)
 Class C                                                 (375,330)     (130,855)
 Class N                                                     (117)           --

================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                               38,946,250   (10,137,324)
 Class B                                               12,864,587    (1,141,631)
 Class C                                                6,206,870     1,090,692
 Class N                                                  123,549         1,000

================================================================================
 NET ASSETS
 Total increase (decrease)                             89,405,346      (855,252)
--------------------------------------------------------------------------------
 Beginning of period                                   82,629,216    83,484,468
                                                     ---------------------------
 End of period (including overdistributed net
 investment income of $4,106,959 and $882,970,
 respectively)                                       $172,034,562  $ 82,629,216
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS

 CLASS A        YEAR ENDED JUNE 30,                  2002      2001      2000      1999      1998
===================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period              $ 9.91     $8.80     $9.85     $8.81    $12.68
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                                .19       .14       .06       .06       .04
 Net realized and unrealized gain (loss)             3.74      1.20      (.91)     1.00     (3.87)
                                                  -------------------------------------------------
 Total from investment operations                    3.93      1.34      (.85)     1.06     (3.83)
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.47)     (.23)     (.20)     (.02)     (.04)
                                                  -------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.47)     (.23)     (.20)     (.02)     (.04)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $13.37     $9.91     $8.80     $9.85    $ 8.81
                                                  =================================================

===================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                41.56%    15.60%    (8.83)%   12.03%   (30.23)%

===================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)        $117,794   $57,294   $61,298   $78,514  $ 78,458
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $ 76,482   $54,347   $72,512   $78,932  $102,501
---------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                               0.34%     1.82%     0.66%     0.62%     0.32%
 Expenses                                            1.45%     1.34%     1.41%     1.62%     1.43%(3)
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               60%       25%       36%       45%       65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

 CLASS B        YEAR ENDED JUNE 30,                  2002      2001      2000      1999      1998
===================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period              $ 9.73     $8.63     $9.67     $8.70    $12.56
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .16       .09       .01        --      (.01)
 Net realized and unrealized gain (loss)             3.62      1.16      (.92)      .97     (3.85)
                                                   ------------------------------------------------
 Total from investment operations                    3.78      1.25      (.91)      .97     (3.86)
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.41)     (.15)     (.13)       --     --
                                                   ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.41)     (.15)     (.13)       --     --
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $13.10     $9.73     $8.63     $9.67    $ 8.70
                                                   ================================================

===================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                40.46%    14.76%    (9.52)%   11.15%   (30.73)%

===================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)         $36,585   $16,990   $15,907   $14,528   $10,681
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $23,133   $14,554   $16,624   $12,369   $10,150
---------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (0.51)%    0.98%    (0.17)%   (0.22)%   (0.41)%
 Expenses                                            2.22%     2.11%     2.19%     2.41%     2.21%(3)
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               60%       25%       36%       45%       65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 CLASS C        YEAR ENDED JUNE 30,                  2002      2001      2000      1999      1998
===================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period              $ 9.74     $8.66     $9.69     $8.72    $12.59
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .15       .13       .01      (.02)     (.01)
 Net realized and unrealized gain (loss)             3.63      1.12      (.91)      .99     (3.86)
                                                   ------------------------------------------------
 Total from investment operations                    3.78      1.25      (.90)      .97     (3.87)
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.41)     (.17)     (.13)       --        --
                                                   ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.41)     (.17)     (.13)       --        --
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $13.11     $9.74     $8.66     $9.69    $ 8.72
                                                   ================================================

===================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                40.46%    14.71%    (9.42)%   11.12%   (30.74)%

===================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)         $17,526    $8,344    $6,279    $5,900    $5,271
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $11,090    $6,714    $6,579    $5,276    $4,215
---------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (0.38)%    1.01%    (0.13)%   (0.22)%   (0.41)%
 Expenses                                            2.22%     2.11%     2.19%     2.40%     2.20%(3)
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               60%       25%       36%       45%       65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

 CLASS N        YEAR ENDED JUNE 30,                    2002      2001(1)
=======================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                $ 9.89     $9.11
-----------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           .47      (.06)
 Net realized and unrealized gain                      3.40       .84
                                                     ------------------
 Total from investment operations                      3.87       .78
-----------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.45)     --
                                                     ------------------
 Total dividends and/or distributions
 to shareholders                                       (.45)     --
-----------------------------------------------------------------------
 Net asset value, end of period                      $13.31     $9.89
                                                     ==================

=======================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                  40.97%     8.56%

=======================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)              $130        $1
-----------------------------------------------------------------------
 Average net assets (in thousands)                     $ 34        $1
-----------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                          1.87%    (2.09)%
 Expenses                                              1.69%     1.11%
-----------------------------------------------------------------------
 Portfolio turnover rate                                 60%       25%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager).

    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

22 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

    As of June 30, 2002, the Fund had approximately $1,706,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.

 As of June 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                            EXPIRING
                            ------------------------
                            2006        $  1,806,412
                            2007           9,596,997
                                        ------------
                            Total       $ 11,403,409
                                        ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 June 30, 2002, the Fund's projected benefit obligations were increased by
 $1,676 and payments of $5,105 were made to retired trustees, resulting in an accumulated liability of $22,385 as of June 30, 2002.

23 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2002, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $726,047. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended June 30, 2002 and June 30, 2001 was as follows:

                                           YEAR ENDED        YEAR ENDED
                                        JUNE 30, 2002     JUNE 30, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income           $4,052,668        $1,766,074
                 Long-term capital gain            --                --
                 Return of capital                 --                --
                                           ----------------------------
                 Total                     $4,052,668        $1,766,074
                                           ============================

24 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

 As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                 Overdistributed net investment income    $(4,106,959)
                 Accumulated net realized loss            (13,719,049)
                 Net unrealized appreciation               29,348,491
                                                          ------------
                 Total                                    $11,522,483
                                                          ============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JUNE 30, 2002    YEAR ENDED JUNE 30, 2001(1)
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------

 CLASS A
 Sold                        8,322,140  $100,331,213      5,224,865   $ 46,633,517
 Dividends and/or
 distributions reinvested      267,270     2,541,740        143,540      1,222,967
 Redeemed                   (5,561,982)  (63,926,703)    (6,553,595)   (57,993,808)
                            ------------------------------------------------------
 Net increase (decrease)     3,027,428   $38,946,250     (1,185,190)  $(10,137,324)
                            ======================================================

-----------------------------------------------------------------------------------
 CLASS B
 Sold                        3,660,475  $ 41,852,656      4,414,845   $ 37,812,588
 Dividends and/or
 distributions reinvested       62,421       584,267         22,064        185,343
 Redeemed                   (2,677,452)  (29,572,336)    (4,534,066)   (39,139,562)
                            ------------------------------------------------------
 Net increase (decrease)     1,045,444  $ 12,864,587        (97,157)  $ (1,141,631)
                            ======================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                        1,579,176  $ 19,362,036      2,747,064   $ 24,085,687
 Dividends and/or
 distributions reinvested       33,318       311,857         12,914        108,479
 Redeemed                   (1,132,516)  (13,467,023)    (2,628,500)   (23,103,474)
                            ------------------------------------------------------
 Net increase                  479,978  $  6,206,870        131,478   $  1,090,692
                            ======================================================

-----------------------------------------------------------------------------------
 CLASS N
 Sold                           28,371  $    370,114         109.76   $      1,000
 Dividends and/or
 distributions reinvested            7            67             --             --
 Redeemed                      (18,716)     (246,632)            --             --
                            ------------------------------------------------------
 Net increase                    9,662  $    123,549         109.76   $      1,000
                            ======================================================

 1. For the year ended June 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.

================================================================================
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2002, was $121,963,115 and $65,733,553, respectively.

 As of June 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $153,763,822 was composed of:

            Gross unrealized appreciation    $32,735,003
            Gross unrealized depreciation     (9,840,731)
                                             -----------
            Net unrealized appreciation      $22,894,272
                                             ===========

26 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

    The difference between book-basis and tax-basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTION WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.75% of the first $200 million of average annual net assets, 0.72% of the next
 $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended June 30, 2002 was an annualized rate of
 0.75%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement
 with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 AGGREGATE         CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS       CONCESSIONS
                 FRONT-END       FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C        ON CLASS N
             SALES CHARGES   SALES CHARGES          SHARES          SHARES          SHARES            SHARES
                ON CLASS A     RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY       ADVANCED BY
 YEAR ENDED         SHARES     DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)    DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------------

 June 30, 2002    $378,792         $91,895         $18,805        $527,097        $120,818            $3,208

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A        CLASS B        CLASS C         CLASS N
                            CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                              DEFERRED       DEFERRED       DEFERRED        DEFERRED
                         SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
                           RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
 YEAR ENDED                DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------

 June 30, 2002                     $--       $103,742        $23,927             $--

27 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended June 30, 2002, payments under the Class A Plan totaled $177,506, all of which were paid by the Distributor to recipients, and included $5,047 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended June 30, 2002, were as follows:

                                                                          DISTRIBUTOR'S
                                                           DISTRIBUTOR'S      AGGREGATE
                                                               AGGREGATE   UNREIMBURSED
                                                            UNREIMBURSED  EXPENSES AS %
                          TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                              UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN       OF CLASS
----------------------------------------------------------------------------------------

 Class B Plan                   $230,757         $188,453     $1,261,211           3.45%
 Class C Plan                    110,618           44,544        317,690           1.81
 Class N Plan                        173              173          5,414           4.16

================================================================================
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

28 OPPENHEIMER GOLD & SPECIAL MINERALS FUND

 As of June 30, 2002, the Fund had outstanding foreign currency contracts as follows:

                                            CONTRACT       VALUATION
                             EXPIRATION       AMOUNT           AS OF    UNREALIZED     UNREALIZED
 CONTRACT DESCRIPTION             DATES       (000S)   JUNE 30, 2002  APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------

 CONTRACTS TO PURCHASE
 British Pound Sterling (GBP)    7/1/02           88GBP     $134,090          $  9           $ --
 South African Rand (ZAR)        7/1/02          387ZAR       37,491           242             --
                                                                             --------------------
                                                                               251             --
                                                                             --------------------
 CONTRACTS TO SELL
 South African Rand (ZAR) 7/1/02-7/2/02        2,031ZAR      197,010            --            957
                                                                             --------------------
 Total Unrealized Appreciation and Depreciation                               $251           $957
                                                                             ====================

================================================================================
 6. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.

 The Fund had no borrowings outstanding during the year ended or at June 30,
 2002.

                                                    Appendix A

                                             Industry Classifications

Aerospace & Defense                            Household Durables
Air Freight & Couriers                         Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                 Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                        Multiline Retail
Construction & Engineering                     Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                         Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments             Semiconductor Equipment & Products
Energy Equipment & Services                    Software
Food & Drug Retailing                          Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies               Trading Companies & Distributors
Health Care Providers & Services               Transportation Infrastructure
Hotels Restaurants & Leisure                   Water Utilities
                                                   Wireless Telecommunication Services

                                                     Appendix B

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2)   non-qualified deferred compensation plans,
         3)   employee benefit plans3
         4)   Group Retirement Plans4
         5)   403(b)(7) custodial plan accounts
         6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                  I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

     There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1)   through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2)   by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a
              daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
              Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
              Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
         2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
              Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill
              Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3)   The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees
              (as determined by the Merrill Lynch plan conversion manager).

                             II. Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
         Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
         Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
         Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|-|

     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
         Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         2)   To return excess contributions.
         3)   To return contributions made due to a mistake of fact.
         4)   Hardship withdrawals, as defined in the plan.6
         5)   Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
              Revenue Code.
         8)   For loans to participants or beneficiaries.
         9)   Separation from service.7
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
              Distributor.
         11)  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder.  The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.

|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary.

|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         2)   To return excess contributions made to a participant's account.
         3)   To return contributions made due to a mistake of fact.
         4)   To make hardship withdrawals, as defined in the plan.9
         5)   To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
              Revenue Code.
         8)   For loans to participants or beneficiaries.10
         9)   On account of the participant's separation from service.11
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
         11)  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
              10% of the account's value, adjusted annually.
         13)  Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
              Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                           Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

(1)      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for
              Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6,
              1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders
                                    of Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
         1)   persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were
              $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the
              Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that
              Fund or other Former Connecticut Mutual Funds, and
         2)   persons whose intended purchases under a Statement of Intention entered into prior to March 18,
              1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
|X|

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
         1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the
              Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
              Connecticut Mutual Funds or a Fund into which such Fund merged;
         2)   any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3)   Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4)   employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
              prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5)   one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6)   an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
              Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

           VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
--------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

        VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
         Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the
         Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Gold & Special Minerals Fund

Internet Website:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217

         1.800.CALL.OPP

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York 10019

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